UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic 2070 Fund
BlackRock LifePath® Dynamic Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
6/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Semi-Annual Shareholder Report — June 30, 2025
STLDX-06/25-SAR

BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Semi-Annual Shareholder Report — June 30, 2025
LPRDX-06/25-SAR

BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Semi-Annual Shareholder Report — June 30, 2025
LPCNX-06/25-SAR

BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Semi-Annual Shareholder Report — June 30, 2025
LPSDX-06/25-SAR

BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Semi-Annual Shareholder Report — June 30, 2025
LPRNX-06/25-SAR

BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2025
LPJIX-06/25-SAR

BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2025
LPJAX-06/25-SAR

BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Semi-Annual Shareholder Report — June 30, 2025
LPJCX-06/25-SAR

BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Semi-Annual Shareholder Report — June 30, 2025
LPJKX-06/25-SAR

BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Semi-Annual Shareholder Report — June 30, 2025
LPJRX-06/25-SAR

BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.46%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Semi-Annual Shareholder Report — June 30, 2025
STLEX-06/25-SAR

BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.71%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Semi-Annual Shareholder Report — June 30, 2025
LPREX-06/25-SAR

BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.46%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Semi-Annual Shareholder Report — June 30, 2025
LPCKX-06/25-SAR

BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.21%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Semi-Annual Shareholder Report — June 30, 2025
LPSFX-06/25-SAR

BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.91%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Semi-Annual Shareholder Report — June 30, 2025
LPRKX-06/25-SAR

BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Semi-Annual Shareholder Report — June 30, 2025
LPHIX-06/25-SAR

BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Semi-Annual Shareholder Report — June 30, 2025
LPHAX-06/25-SAR

BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Semi-Annual Shareholder Report — June 30, 2025
LPHCX-06/25-SAR

BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Semi-Annual Shareholder Report — June 30, 2025
LPHKX-06/25-SAR

BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2025
LPHRX-06/25-SAR

BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2025
STLFX-06/25-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2025
LPRFX-06/25-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2025
LPCPX-06/25-SAR

BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Semi-Annual Shareholder Report — June 30, 2025
LPSGX-06/25-SAR

BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Semi-Annual Shareholder Report — June 30, 2025
LPRPX-06/25-SAR

BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Semi-Annual Shareholder Report — June 30, 2025
LPVIX-06/25-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2025
LPVAX-06/25-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2025
LPVCX-06/25-SAR

BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2025
LPVKX-06/25-SAR

BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Semi-Annual Shareholder Report — June 30, 2025
LPVRX-06/25-SAR

BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Semi-Annual Shareholder Report — June 30, 2025
LPDIX-06/25-SAR

BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Semi-Annual Shareholder Report — June 30, 2025
LPDAX-06/25-SAR

BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2025
LPDCX-06/25-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2025
LPDKX-06/25-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2025
LPDRX-06/25-SAR

BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2025
LPWIX-06/25-SAR

BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Semi-Annual Shareholder Report — June 30, 2025
LPWAX-06/25-SAR

BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Semi-Annual Shareholder Report — June 30, 2025
LPWCX-06/25-SAR

BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Semi-Annual Shareholder Report — June 30, 2025
LPWKX-06/25-SAR

BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Semi-Annual Shareholder Report — June 30, 2025
LPWRX-06/25-SAR

BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Semi-Annual Shareholder Report — June 30, 2025
LPYIX-06/25-SAR

BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Semi-Annual Shareholder Report — June 30, 2025
LPYAX-06/25-SAR

BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Semi-Annual Shareholder Report — June 30, 2025
LPYCX-06/25-SAR

BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Semi-Annual Shareholder Report — June 30, 2025
LPYKX-06/25-SAR

BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Semi-Annual Shareholder Report — June 30, 2025
LPYRX-06/25-SAR

BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Semi-Annual Shareholder Report — June 30, 2025
STLAX-06/25-SAR

BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Semi-Annual Shareholder Report — June 30, 2025
LPRAX-06/25-SAR

BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Semi-Annual Shareholder Report — June 30, 2025
LPCRX-06/25-SAR

BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Semi-Annual Shareholder Report — June 30, 2025
LPSAX-06/25-SAR

BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Semi-Annual Shareholder Report — June 30, 2025
LPRRX-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund
• BlackRock LifePath® Dynamic 2030 Fund
• BlackRock LifePath® Dynamic 2035 Fund
• BlackRock LifePath® Dynamic 2040 Fund
• BlackRock LifePath® Dynamic 2045 Fund
• BlackRock LifePath® Dynamic 2050 Fund
• BlackRock LifePath® Dynamic 2055 Fund
• BlackRock LifePath® Dynamic 2060 Fund
• BlackRock LifePath® Dynamic 2065 Fund
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 43.7%
BlackRock Real Estate Securities Fund	66,568	$ 1,000,510
BlackRock Tactical Opportunities Fund, Class K	1,452,933	22,447,821
Diversified Equity Master Portfolio	$111,245,176	111,245,176
International Tilts Master Portfolio	$34,098,109	34,098,109
iShares Core MSCI Emerging Markets ETF	311,216	18,682,296
iShares Global Infrastructure ETF	147,927	8,757,278
iShares MSCI Canada ETF(b)	17,264	797,597
iShares MSCI EAFE Small-Cap ETF	75,544	5,490,538
iShares Russell 2000 ETF(b)	3,639	785,260
		203,304,585
Fixed-Income Funds — 49.2%
BlackRock Diversified Fixed Income Fund, Class K	19,347,928	183,224,881
iShares 0-5 Year TIPS Bond ETF	444,385	45,731,660
		228,956,541

Security	Shares	Value
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	1,599,019	$ 1,599,658
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	28,863,439	28,863,439
		30,463,097
Total Investments — 99.4% (Cost: $385,368,185)		462,724,223
Other Assets Less Liabilities — 0.6%		2,976,587
Net Assets — 100.0%		$ 465,700,810

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 7,673,828	$ —	$ (7,843,165)	$ 884,844	$ (715,507)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	5,956,765	—	(4,356,646)(b)	(461)	—	1,599,658	1,599,019	4,687 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	79,955,947	—	(51,092,508)(b)	—	—	28,863,439	28,863,439	530,703	—
BlackRock Diversified Fixed Income Fund, Class K	146,370,069	77,656,108	(44,135,131)	(2,574,733)	5,908,568	183,224,881	19,347,928	4,856,174	—
BlackRock High Yield Bond Portfolio, Class K(a)	674,485	—	(682,063)	64,299	(56,721)	—	—	3,213	—
BlackRock Real Estate Securities Fund	1,593,766	1,007,693	(3,437,179)	1,804,506	31,724	1,000,510	66,568	(1,804,486)	—
BlackRock Tactical Opportunities Fund, Class K	16,975,975	4,692,251	—	—	779,595	22,447,821	1,452,933	—	—
Diversified Equity Master Portfolio	95,262,216	9,826,998 (b)(d)	—	477,999	5,677,963	111,245,176	$111,245,176	977,924	—
International Tilts Master Portfolio	16,959,545	13,218,869 (b)(d)	—	617,035	3,302,660	34,098,109	$34,098,109	375,141	—
iShares 0-5 Year TIPS Bond ETF	43,362,423	5,026,601	(3,694,951)	79,370	958,217	45,731,660	444,385	720,756	—
iShares Core MSCI Emerging Markets ETF	—	17,297,821	—	—	1,384,475	18,682,296	311,216	220,859	—
iShares Global Infrastructure ETF	6,885,318	959,415	—	—	912,545	8,757,278	147,927	129,542	—
iShares MSCI Canada ETF	—	762,615	—	—	34,982	797,597	17,264	5,282	—
iShares MSCI EAFE Small-Cap ETF	7,427,538	2,467,776	(5,626,604)	588,208	633,620	5,490,538	75,544	80,038	—
iShares Russell 2000 ETF	—	761,056	—	—	24,204	785,260	3,639	2,095	—
				$ 1,941,067	$ 18,876,325	$ 462,724,223		$ 6,101,928	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	49	09/11/25	$ 9,688	$ 208,359
S&P/TSE 60 Index	18	09/18/25	4,230	35,466
10-Year U.S. Treasury Note	96	09/19/25	10,764	215,094
10-Year U.S. Ultra Long Treasury Note	7	09/19/25	800	15,467
E-mini Russell 2000 Index	20	09/19/25	2,192	33,556
Micro E-mini S&P 500 Index	12	09/19/25	375	9,088
MSCI EAFE Index	34	09/19/25	4,559	59,020
MSCI Emerging Markets Index	2	09/19/25	123	3,438
S&P 500 E-Mini Index	30	09/19/25	9,381	227,189
U.S. Long Bond	59	09/19/25	6,805	288,928
5-Year U.S. Treasury Note	227	09/30/25	24,747	351,325
				1,446,930
Short Contracts
NASDAQ 100 E-Mini Index	33	09/19/25	15,110	(490,261)
Ultra U.S. Treasury Bond	253	09/19/25	30,099	(1,402,385)
				(1,892,646)
				$ (445,716)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,045,317	USD	8,448,075	Morgan Stanley & Co. International PLC	09/17/25	$ 151,308
CAD	7,335,169	USD	5,375,660	JPMorgan Chase Bank N.A.	09/17/25	31,679
CAD	11,548,826	USD	8,463,686	JPMorgan Chase Bank N.A.	09/17/25	49,877
EUR	7,609,555	USD	8,719,637	Barclays Bank PLC	09/17/25	289,635
JPY	162,662,000	USD	1,136,535	Morgan Stanley & Co. International PLC	09/17/25	2,790
USD	191,891	JPY	27,289,000	Barclays Bank PLC	09/17/25	752
						526,041
JPY	2,506,754,535	EUR	15,387,264	JPMorgan Chase Bank N.A.	09/17/25	(659,704)
JPY	2,442,176,598	USD	17,172,909	Barclays Bank PLC	09/17/25	(67,305)
USD	1,393,613	AUD	2,152,000	Deutsche Bank AG	09/17/25	(24,971)
USD	42,397	EUR	37,000	Barclays Bank PLC	09/17/25	(1,408)
						(753,388)
						$ (227,347)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 576,116	$ —	$ 870,814	$ —	$ 1,446,930
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	526,041	—	—	526,041
	$ —	$ —	$ 576,116	$ 526,041	$ 870,814	$ —	$ 1,972,971
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 490,261	$ —	$ 1,402,385	$ —	$ 1,892,646
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	753,388	—	—	753,388
	$ —	$ —	$ 490,261	$ 753,388	$ 1,402,385	$ —	$ 2,646,034

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (506,788)	$ —	$ (50,266)	$ —	$ (557,054)
Forward foreign currency exchange contracts	—	—	—	169,333	—	—	169,333
Swaps	—	—	(238,258)	—	—	—	(238,258)
	$ —	$ —	$ (745,046)	$ 169,333	$ (50,266)	$ —	$ (625,979)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,140,227	$ —	$ (403,844)	$ —	$ 736,383
Forward foreign currency exchange contracts	—	—	—	499,582	—	—	499,582
Swaps	—	—	127,144	—	—	—	127,144
	$ —	$ —	$ 1,267,371	$ 499,582	$ (403,844)	$ —	$ 1,363,109
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$76,634,111
Average notional value of contracts — short	44,016,396
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	19,926,904
Average amounts sold — in USD	61,975,722
Total return swaps:
Average notional value	1,958,543
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 196,905	$ 238,944
Forward foreign currency exchange contracts	526,041	753,388
Total derivative assets and liabilities in the Statements of Assets and Liabilities	722,946	992,332
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(196,905)	(238,944)
Total derivative assets and liabilities subject to an MNA	$ 526,041	$ 753,388

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 290,387	$ (68,713)	$ —	$ —	$ 221,674
JPMorgan Chase Bank N.A.	81,556	(81,556)	—	—	—
Morgan Stanley & Co. International PLC	154,098	—	—	—	154,098
	$ 526,041	$ (150,269)	$ —	$ —	$ 375,772

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 68,713	$ (68,713)	$ —	$ —	$ —
Deutsche Bank AG	24,971	—	—	—	24,971
JPMorgan Chase Bank N.A.	659,704	(81,556)	—	—	578,148
	$ 753,388	$ (150,269)	$ —	$ —	$ 603,119

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 57,961,300	$ —	$ —	$ 57,961,300
Fixed-Income Funds	228,956,541	—	—	228,956,541
Money Market Funds	30,463,097	—	—	30,463,097
	$317,380,938	$—	$—	317,380,938
Investments Valued at NAV(a)				145,343,285
				$ 462,724,223
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 367,757	$ 208,359	$ —	$ 576,116
Foreign Currency Exchange Contracts	—	526,041	—	526,041
Interest Rate Contracts	870,814	—	—	870,814
Liabilities
Equity Contracts	(490,261)	—	—	(490,261)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (753,388)	$ —	$ (753,388)
Interest Rate Contracts	(1,402,385)	—	—	(1,402,385)
	$(654,075)	$(18,988)	$—	$(673,063)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 55.2%
BlackRock Real Estate Securities Fund	484,232	$ 7,278,014
BlackRock Tactical Opportunities Fund, Class K	1,485,714	22,954,282
Diversified Equity Master Portfolio	$146,616,890	146,616,890
International Tilts Master Portfolio	$47,567,986	47,567,986
iShares Core MSCI Emerging Markets ETF(b)	433,228	26,006,677
iShares Global Infrastructure ETF	121,670	7,202,864
iShares MSCI Canada ETF(b)	22,411	1,035,388
iShares MSCI EAFE Small-Cap ETF	107,260	7,795,657
		266,457,758
Fixed-Income Funds — 35.0%
BlackRock Diversified Fixed Income Fund, Class K	11,651,821	110,342,742
iShares 0-5 Year TIPS Bond ETF	394,396	40,587,292
iShares Broad USD Investment Grade Corporate Bond ETF	344,527	17,722,469
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	188	20,607
		168,673,110

Security	Shares	Value
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	16,123,645	$ 16,130,095
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	43,951,063	43,951,063
		60,081,158
Total Investments — 102.7% (Cost: $437,681,584)		495,212,026
Liabilities in Excess of Other Assets — (2.7)%		(12,915,040)
Net Assets — 100.0%		$ 482,296,986

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 10,249,883	$ 4,358,382	$ (14,746,436)	$ 885,651	$ (747,480)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	14,933,572	1,197,517 (b)	—	(505)	(489)	16,130,095	16,123,645	21,727 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,527,502	—	(33,576,439)(b)	—	—	43,951,063	43,951,063	781,598	—
BlackRock Diversified Fixed Income Fund, Class K	86,182,468	72,160,089	(50,336,991)	(2,936,398)	5,273,574	110,342,742	11,651,821	3,234,961	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,845)	—
BlackRock Real Estate Securities Fund	6,176,188	2,098,214	(2,138,989)	1,049,649	92,952	7,278,014	484,232	(1,007,772)	—
BlackRock Tactical Opportunities Fund, Class K	14,948,295	7,249,360	—	—	756,627	22,954,282	1,485,714	—	—
Diversified Equity Master Portfolio	118,565,440	20,285,948 (b)(d)	—	632,410	7,133,092	146,616,890	$146,616,890	1,284,542	—
International Tilts Master Portfolio	28,843,081	12,595,249 (b)(d)	—	938,349	5,191,307	47,567,986	$47,567,986	578,490	—
iShares 0-5 Year TIPS Bond ETF	34,164,062	5,583,804	—	—	839,426	40,587,292	394,396	626,477	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	17,401,370	—	—	321,099	17,722,469	344,527	67,983	—
iShares Core MSCI Emerging Markets ETF	—	24,079,419	—	—	1,927,258	26,006,677	433,228	307,448	—
iShares Global Infrastructure ETF	6,359,691	—	—	—	843,173	7,202,864	121,670	119,653	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,271,103	—	(7,274,026)	(837,587)	861,117	20,607	188	112,533	—
iShares MSCI Canada ETF	—	923,961	—	—	111,427	1,035,388	22,411	6,856	—
iShares MSCI EAFE Small-Cap ETF	7,330,095	2,185,480	(3,134,137)	291,951	1,122,268	7,795,657	107,260	113,640	—
				$ 23,520	$ 23,725,351	$ 495,212,026		$ 6,243,291	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	46	09/11/25	$ 9,095	$ 195,598
S&P/TSE 60 Index	23	09/18/25	5,405	45,320
10-Year U.S. Treasury Note	147	09/19/25	16,482	329,992
E-mini Russell 2000 Index	29	09/19/25	3,178	48,657
MSCI EAFE Index	31	09/19/25	4,157	53,498
MSCI Emerging Markets Index	3	09/19/25	185	5,157
S&P 500 E-Mini Index	33	09/19/25	10,319	249,908
U.S. Long Bond	134	09/19/25	15,456	656,348
5-Year U.S. Treasury Note	156	09/30/25	17,006	241,701
				1,826,179
Short Contracts
Micro E-mini S&P 500 Index	35	09/19/25	1,094	(161)
NASDAQ 100 E-Mini Index	32	09/19/25	14,652	(475,405)
Ultra U.S. Treasury Bond	270	09/19/25	32,122	(1,476,007)
				(1,951,573)
				$ (125,394)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,917,067	USD	9,012,339	Morgan Stanley & Co. International PLC	09/17/25	$ 161,696
CAD	10,152,116	USD	7,440,091	JPMorgan Chase Bank N.A.	09/17/25	43,845
CAD	11,613,950	USD	8,511,413	JPMorgan Chase Bank N.A.	09/17/25	50,158
EUR	7,657,142	USD	8,774,166	Barclays Bank PLC	09/17/25	291,446
USD	159,783	JPY	22,723,000	Barclays Bank PLC	09/17/25	626
						547,771
JPY	2,677,865,257	EUR	16,437,596	JPMorgan Chase Bank N.A.	09/17/25	(704,735)
JPY	2,677,865,722	USD	18,830,229	Barclays Bank PLC	09/17/25	(73,800)
USD	48,127	EUR	42,000	Barclays Bank PLC	09/17/25	(1,599)
						(780,134)
						$ (232,363)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 598,138	$ —	$ 1,228,041	$ —	$ 1,826,179
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	547,771	—	—	547,771
	$ —	$ —	$ 598,138	$ 547,771	$ 1,228,041	$ —	$ 2,373,950

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 475,566	$ —	$ 1,476,007	$ —	$ 1,951,573
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	780,134	—	—	780,134
	$ —	$ —	$ 475,566	$ 780,134	$ 1,476,007	$ —	$ 2,731,707

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 544,312	$ —	$ (302,014)	$ —	$ 242,298
Forward foreign currency exchange contracts	—	—	—	186,318	—	—	186,318
Swaps	—	—	(231,939)	—	—	—	(231,939)
	$ —	$ —	$ 312,373	$ 186,318	$ (302,014)	$ —	$ 196,677
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,234,665	$ —	$ (62,256)	$ —	$ 1,172,409
Forward foreign currency exchange contracts	—	—	—	579,522	—	—	579,522
Swaps	—	—	118,543	—	—	—	118,543
	$ —	$ —	$ 1,353,208	$ 579,522	$ (62,256)	$ —	$ 1,870,474
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$82,081,986
Average notional value of contracts — short	42,764,869
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	18,401,791
Average amounts sold — in USD	64,443,213
Total return swaps:
Average notional value	2,170,357
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 276,513	$ 268,429
Forward foreign currency exchange contracts	547,771	780,134
Total derivative assets and liabilities in the Statements of Assets and Liabilities	824,284	1,048,563
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(276,513)	(268,429)
Total derivative assets and liabilities subject to an MNA	$ 547,771	$ 780,134
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 292,072	$ (75,399)	$ —	$ —	$ 216,673
JPMorgan Chase Bank N.A.	94,003	(94,003)	—	—	—
Morgan Stanley & Co. International PLC	161,696	—	—	—	161,696
	$ 547,771	$ (169,402)	$ —	$ —	$ 378,369

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 75,399	$ (75,399)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	704,735	(94,003)	—	—	610,732
	$ 780,134	$ (169,402)	$ —	$ —	$ 610,732

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 72,272,882	$ —	$ —	$ 72,272,882
Fixed-Income Funds	168,673,110	—	—	168,673,110
Money Market Funds	60,081,158	—	—	60,081,158
	$301,027,150	$—	$—	301,027,150
Investments Valued at NAV(a)				194,184,876
				$ 495,212,026
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 402,540	$ 195,598	$ —	$ 598,138
Foreign Currency Exchange Contracts	—	547,771	—	547,771
Interest Rate Contracts	1,228,041	—	—	1,228,041
Liabilities
Equity Contracts	(475,566)	—	—	(475,566)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (780,134)	$ —	$ (780,134)
Interest Rate Contracts	(1,476,007)	—	—	(1,476,007)
	$(320,992)	$(36,765)	$—	$(357,757)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.3%
BlackRock Real Estate Securities Fund	550,621	$ 8,275,837
BlackRock Tactical Opportunities Fund, Class K	1,214,757	18,767,999
Diversified Equity Master Portfolio	$138,399,510	138,399,510
International Tilts Master Portfolio	$47,081,113	47,081,113
iShares Core MSCI Emerging Markets ETF(b)	410,120	24,619,504
iShares Global Infrastructure ETF	110,186	6,523,011
iShares MSCI Canada ETF(b)	28,705	1,326,171
iShares MSCI EAFE Small-Cap ETF	113,267	8,232,246
		253,225,391
Fixed-Income Funds — 25.9%
BlackRock Diversified Fixed Income Fund, Class K	8,342,440	79,002,902
iShares 0-5 Year TIPS Bond ETF	11,216	1,154,240
iShares Broad USD Investment Grade Corporate Bond ETF(b)	365,278	18,789,900
		98,947,042

Security	Shares	Value
Money Market Funds — 20.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	43,366,102	$ 43,383,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	35,051,926	35,051,926
		78,435,374
Total Investments — 112.7% (Cost: $394,626,344)		430,607,807
Liabilities in Excess of Other Assets — (12.7)%		(48,365,198)
Net Assets — 100.0%		$ 382,242,609

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 5,533,412	$ 9,051,529	$ (14,524,271)	$ 137,232	$ (197,902)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,212,598	35,172,290 (b)	—	(1,689)	249	43,383,448	43,366,102	16,840 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	99,536,975	—	(64,485,049)(b)	—	—	35,051,926	35,051,926	1,130,007	—
BlackRock Diversified Fixed Income Fund, Class K	30,754,257	57,271,914	(10,399,177)	(606,755)	1,982,663	79,002,902	8,342,440	1,778,800	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,891)	—
BlackRock Real Estate Securities Fund	6,865,805	2,289,198	(1,364,008)	381,608	103,234	8,275,837	550,621	(336,810)	—
BlackRock Tactical Opportunities Fund, Class K	7,444,818	10,814,510	—	—	508,671	18,767,999	1,214,757	—	—
Diversified Equity Master Portfolio	98,399,869	33,141,839 (b)(d)	—	555,646	6,302,156	138,399,510	$138,399,510	1,148,251	—
International Tilts Master Portfolio	17,465,551	25,059,017 (b)(d)	—	743,040	3,813,505	47,081,113	$47,081,113	443,999	—
iShares 0-5 Year TIPS Bond ETF	1,702,655	635,237	(1,238,454)	26,106	28,696	1,154,240	11,216	29,951	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	18,476,906	—	—	312,994	18,789,900	365,278	66,317	—
iShares Core MSCI Emerging Markets ETF	—	22,795,044	—	—	1,824,460	24,619,504	410,120	291,048	—
iShares Global Infrastructure ETF	5,181,107	652,865	—	—	689,039	6,523,011	110,186	108,359	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,386,423	—	(4,400,342)	(305,415)	319,334	—	—	67,843	—
iShares MSCI Canada ETF	—	1,219,762	—	—	106,409	1,326,171	28,705	8,782	—
iShares MSCI EAFE Small-Cap ETF	5,468,411	13,761,395	(12,919,367)	601,620	1,320,187	8,232,246	113,267	103,269	—
				$ 1,531,393	$ 17,113,695	$ 430,607,807		$ 4,853,765	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	37	09/11/25	$ 7,315	$ 157,328
S&P/TSE 60 Index	22	09/18/25	5,170	43,348
10-Year U.S. Treasury Note	108	09/19/25	12,110	242,443
E-mini Russell 2000 Index	44	09/19/25	4,822	73,824
MSCI EAFE Index	18	09/19/25	2,414	35,099
MSCI Emerging Markets Index	13	09/19/25	802	22,349
S&P 500 E-Mini Index	35	09/19/25	10,944	265,054
U.S. Long Bond	88	09/19/25	10,150	431,008
5-Year U.S. Treasury Note	87	09/30/25	9,484	134,598
				1,405,051
Short Contracts
NASDAQ 100 E-Mini Index	25	09/19/25	11,447	(371,410)
Ultra U.S. Treasury Bond	225	09/19/25	26,768	(1,229,877)
				(1,601,287)
				$ (196,236)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,433,000	USD	933,870	Bank of America N.A.	09/17/25	$ 10,754
AUD	10,043,865	USD	6,504,048	Morgan Stanley & Co. International PLC	09/17/25	116,799
CAD	8,523,098	USD	6,246,248	JPMorgan Chase Bank N.A.	09/17/25	36,809
CAD	9,460,570	USD	6,933,284	JPMorgan Chase Bank N.A.	09/17/25	40,858
EUR	5,630,792	USD	6,452,212	Barclays Bank PLC	09/17/25	214,319
JPY	143,089,000	USD	998,239	Barclays Bank PLC	09/17/25	3,992
USD	79,298	JPY	11,277,000	Barclays Bank PLC	09/17/25	311
						423,842
JPY	143,089,000	EUR	868,530	Deutsche Bank AG	09/17/25	(26,059)
JPY	1,954,588,103	EUR	11,997,889	JPMorgan Chase Bank N.A.	09/17/25	(514,390)
JPY	1,954,588,643	USD	13,744,286	Barclays Bank PLC	09/17/25	(53,867)
USD	755,819	CAD	1,026,000	JPMorgan Chase Bank N.A.	09/17/25	(528)
USD	30,939	EUR	27,000	Barclays Bank PLC	09/17/25	(1,028)
						(595,872)
						$ (172,030)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 597,002	$ —	$ 808,049	$ —	$ 1,405,051
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	423,842	—	—	423,842
	$ —	$ —	$ 597,002	$ 423,842	$ 808,049	$ —	$ 1,828,893
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 371,410	$ —	$ 1,229,877	$ —	$ 1,601,287
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	595,872	—	—	595,872
	$ —	$ —	$ 371,410	$ 595,872	$ 1,229,877	$ —	$ 2,197,159

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,139,555	$ —	$ (265,951)	$ —	$ 873,604
Forward foreign currency exchange contracts	—	—	—	133,283	—	—	133,283
Swaps	—	—	(158,052)	—	—	—	(158,052)
	$ —	$ —	$ 981,503	$ 133,283	$ (265,951)	$ —	$ 848,835
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,892,863	$ —	$ (107,811)	$ —	$ 1,785,052
Forward foreign currency exchange contracts	—	—	—	427,694	—	—	427,694
Swaps	—	—	75,193	—	—	—	75,193
	$ —	$ —	$ 1,968,056	$ 427,694	$ (107,811)	$ —	$ 2,287,939
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$66,280,111
Average notional value of contracts — short	32,707,774
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	14,306,060
Average amounts sold — in USD	50,068,019
Total return swaps:
Average notional value	1,437,639
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 218,365	$ 223,192
Forward foreign currency exchange contracts	423,842	595,872
Total derivative assets and liabilities in the Statements of Assets and Liabilities	642,207	819,064
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(218,365)	(223,192)
Total derivative assets and liabilities subject to an MNA	$ 423,842	$ 595,872

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 10,754	$ —	$ —	$ —	$ 10,754
Barclays Bank PLC	218,622	(54,895)	—	—	163,727
JPMorgan Chase Bank N.A.	77,667	(77,667)	—	—	—
Morgan Stanley & Co. International PLC	116,799	—	—	—	116,799
	$ 423,842	$ (132,562)	$ —	$ —	$ 291,280

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 54,895	$ (54,895)	$ —	$ —	$ —
Deutsche Bank AG	26,059	—	—	—	26,059
JPMorgan Chase Bank N.A.	514,918	(77,667)	—	—	437,251
	$ 595,872	$ (132,562)	$ —	$ —	$ 463,310

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 67,744,768	$ —	$ —	$ 67,744,768
Fixed-Income Funds	98,947,042	—	—	98,947,042
Money Market Funds	78,435,374	—	—	78,435,374
	$245,127,184	$—	$—	245,127,184
Investments Valued at NAV(a)				185,480,623
				$ 430,607,807
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 439,674	$ 157,328	$ —	$ 597,002
Foreign Currency Exchange Contracts	—	423,842	—	423,842
Interest Rate Contracts	808,049	—	—	808,049
Liabilities
Equity Contracts	(371,410)	—	—	(371,410)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (595,872)	$ —	$ (595,872)
Interest Rate Contracts	(1,229,877)	—	—	(1,229,877)
	$(353,564)	$(14,702)	$—	$(368,266)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.1%
BlackRock Real Estate Securities Fund	965,877	$ 14,517,131
BlackRock Tactical Opportunities Fund, Class K	1,576,461	24,356,328
Diversified Equity Master Portfolio	$188,431,371	188,431,371
International Tilts Master Portfolio	$73,808,386	73,808,386
iShares Core MSCI Emerging Markets ETF(b)	635,262	38,134,778
iShares Global Infrastructure ETF	150,921	8,934,523
iShares MSCI Canada ETF(b)	47,257	2,183,272
iShares MSCI EAFE Small-Cap ETF	158,773	11,539,622
		361,905,411
Fixed-Income Funds — 20.1%
BlackRock Diversified Fixed Income Fund, Class K	7,941,314	75,204,242
iShares 0-5 Year TIPS Bond ETF	12,450	1,281,230
iShares Broad USD Investment Grade Corporate Bond ETF(b)	444,306	22,855,101
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	153	16,770
		99,357,343

Security	Shares	Value
Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	47,122,232	$ 47,141,081
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	35,440,602	35,440,602
		82,581,683
Total Investments — 109.9% (Cost: $464,223,737)		543,844,437
Liabilities in Excess of Other Assets — (9.9)%		(48,817,458)
Net Assets — 100.0%		$ 495,026,979

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 12,468,325	$ 13,363,827	$ (25,837,435)	$ 1,209,997	$ (1,204,714)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	25,019,550	22,123,258 (b)	—	(1,245)	(482)	47,141,081	47,122,232	36,478 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	96,316,721	—	(60,876,119)(b)	—	—	35,440,602	35,440,602	1,046,687	—
BlackRock Diversified Fixed Income Fund, Class K	23,654,521	51,648,130	(1,315,655)	(77,208)	1,294,454	75,204,242	7,941,314	1,575,083	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(4,887)	—
BlackRock Real Estate Securities Fund	12,251,327	3,819,161	(2,042,340)	299,544	189,439	14,517,131	965,877	(222,179)	—
BlackRock Tactical Opportunities Fund, Class K	14,506,415	9,102,000	—	—	747,913	24,356,328	1,576,461	—	—
Diversified Equity Master Portfolio	168,798,035	11,293,539 (b)(d)	—	783,939	7,555,858	188,431,371	$188,431,371	1,732,968	—
International Tilts Master Portfolio	39,157,999	25,978,726 (b)(d)	—	1,346,311	7,325,350	73,808,386	$73,808,386	824,184	—
iShares 0-5 Year TIPS Bond ETF	2,056,465	—	(827,085)	19,190	32,660	1,281,230	12,450	28,524	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	22,472,296	—	—	382,805	22,855,101	444,306	81,104	—
iShares Core MSCI Emerging Markets ETF	—	35,308,751	—	—	2,826,027	38,134,778	635,262	450,824	—
iShares Global Infrastructure ETF	7,888,641	—	—	—	1,045,882	8,934,523	150,921	148,419	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,631,159	—	(12,654,841)	(928,094)	968,546	16,770	153	195,420	—
iShares MSCI Canada ETF	1,007,903	945,341	—	—	230,028	2,183,272	47,257	14,457	—
iShares MSCI EAFE Small-Cap ETF	11,357,516	13,620,787	(15,993,184)	1,306,612	1,247,891	11,539,622	158,773	168,218	—
				$ 3,959,046	$ 22,641,657	$ 543,844,437		$ 6,075,300	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	50	09/11/25	$ 9,886	$ 212,604
S&P/TSE 60 Index	34	09/18/25	7,990	66,993
10-Year U.S. Treasury Note	112	09/19/25	12,558	251,423
E-mini Russell 2000 Index	84	09/19/25	9,205	140,936
Micro E-mini S&P 500 Index	621	09/19/25	19,418	470,453
MSCI EAFE Index	22	09/19/25	2,950	46,007
MSCI Emerging Markets Index	3	09/19/25	185	5,157
S&P 500 E-Mini Index	32	09/19/25	10,006	242,335
U.S. Long Bond	72	09/19/25	8,305	352,591
				1,788,499
Short Contracts
NASDAQ 100 E-Mini Index	32	09/19/25	14,652	(475,405)
Ultra U.S. Treasury Bond	302	09/19/25	35,929	(1,640,331)
				(2,115,736)
				$ (327,237)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,705,302	USD	8,875,067	Morgan Stanley & Co. International PLC	09/17/25	$ 159,374
CAD	11,720,543	USD	8,589,530	JPMorgan Chase Bank N.A.	09/17/25	50,618
CAD	14,350,945	USD	10,517,250	JPMorgan Chase Bank N.A.	09/17/25	61,979
EUR	7,435,579	USD	8,520,281	Barclays Bank PLC	09/17/25	283,013
JPY	178,791,000	USD	1,250,093	Morgan Stanley & Co. International PLC	09/17/25	2,203
USD	145,762	JPY	20,729,000	Barclays Bank PLC	09/17/25	571
						557,758
JPY	2,570,888,371	EUR	15,780,938	JPMorgan Chase Bank N.A.	09/17/25	(676,582)
JPY	178,791,000	EUR	1,085,696	Morgan Stanley & Co. International PLC	09/17/25	(33,105)
JPY	2,570,887,852	USD	18,077,982	Barclays Bank PLC	09/17/25	(70,852)
USD	42,398	EUR	37,000	Barclays Bank PLC	09/17/25	(1,408)
						(781,947)
						$ (224,189)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,184,485	$ —	$ 604,014	$ —	$ 1,788,499
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	557,758	—	—	557,758
	$ —	$ —	$ 1,184,485	$ 557,758	$ 604,014	$ —	$ 2,346,257
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 475,405	$ —	$ 1,640,331	$ —	$ 2,115,736
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	781,947	—	—	781,947
	$ —	$ —	$ 475,405	$ 781,947	$ 1,640,331	$ —	$ 2,897,683

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,261,381	$ —	$ 59,460	$ —	$ 2,320,841
Forward foreign currency exchange contracts	—	—	—	172,567	—	—	172,567
Swaps	—	—	(224,665)	—	—	—	(224,665)
	$ —	$ —	$ 2,036,716	$ 172,567	$ 59,460	$ —	$ 2,268,743
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,822,419	$ —	$ (850,508)	$ —	$ 1,971,911
Forward foreign currency exchange contracts	—	—	—	671,949	—	—	671,949
Swaps	—	—	119,518	—	—	—	119,518
	$ —	$ —	$ 2,941,937	$ 671,949	$ (850,508)	$ —	$ 2,763,378
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$74,309,681
Average notional value of contracts — short	43,319,463
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	19,582,359
Average amounts sold — in USD	68,910,671
Total return swaps:
Average notional value	1,852,713
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 310,217	$ 293,921
Forward foreign currency exchange contracts	557,758	781,947
Total derivative assets and liabilities in the Statements of Assets and Liabilities	867,975	1,075,868
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(310,217)	(293,921)
Total derivative assets and liabilities subject to an MNA	$ 557,758	$ 781,947
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 283,584	$ (72,260)	$ —	$ —	$ 211,324
JPMorgan Chase Bank N.A.	112,597	(112,597)	—	—	—
Morgan Stanley & Co. International PLC	161,577	(33,105)	—	—	128,472
	$ 557,758	$ (217,962)	$ —	$ —	$ 339,796

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 72,260	$ (72,260)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	676,582	(112,597)	—	—	563,985
Morgan Stanley & Co. International PLC	33,105	(33,105)	—	—	—
	$ 781,947	$ (217,962)	$ —	$ —	$ 563,985

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 99,665,654	$ —	$ —	$ 99,665,654
Fixed-Income Funds	99,357,343	—	—	99,357,343
Money Market Funds	82,581,683	—	—	82,581,683
	$281,604,680	$—	$—	281,604,680
Investments Valued at NAV(a)				262,239,757
				$ 543,844,437

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 971,881	$ 212,604	$ —	$ 1,184,485
Foreign Currency Exchange Contracts	—	557,758	—	557,758
Interest Rate Contracts	604,014	—	—	604,014
Liabilities
Equity Contracts	(475,405)	—	—	(475,405)
Foreign Currency Exchange Contracts	—	(781,947)	—	(781,947)
Interest Rate Contracts	(1,640,331)	—	—	(1,640,331)
	$(539,841)	$(11,585)	$—	$(551,426)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 79.7%
BlackRock Real Estate Securities Fund	755,689	$ 11,358,005
BlackRock Tactical Opportunities Fund, Class K	1,010,084	15,605,796
Diversified Equity Master Portfolio	$130,224,524	130,224,524
International Tilts Master Portfolio	$47,499,612	47,499,612
iShares Core MSCI Emerging Markets ETF(b)	466,293	27,991,569
iShares Core MSCI International Developed Markets ETF	125,381	9,533,971
iShares Global Infrastructure ETF	14,404	852,717
iShares MSCI Canada ETF(b)	41,080	1,897,896
iShares MSCI EAFE Small-Cap ETF	107,856	7,838,974
		252,803,064
Fixed-Income Funds — 13.2%
BlackRock Diversified Fixed Income Fund, Class K	2,858,147	27,066,655
iShares 0-5 Year TIPS Bond ETF	230	23,669
iShares Broad USD Investment Grade Corporate Bond ETF(b)	284,966	14,658,651
		41,748,975

Security	Shares	Value
Money Market Funds — 22.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	41,899,946	$ 41,916,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	28,519,148	28,519,148
		70,435,853
Total Investments — 115.1% (Cost: $329,960,578)		364,987,892
Liabilities in Excess of Other Assets — (15.1)%		(47,853,447)
Net Assets — 100.0%		$ 317,134,445

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,085,783	$ 14,756,914	$ (18,634,879)	$ 13,619	$ (221,437)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,307,503	32,611,037 (b)	—	(1,685)	(150)	41,916,705	41,899,946	19,921 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,317,071	—	(42,797,923)(b)	—	—	28,519,148	28,519,148	721,529	—
BlackRock Diversified Fixed Income Fund, Class K	1,741,986	29,953,206	(5,140,961)	4,571	507,853	27,066,655	2,858,147	588,069	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,447)	—
BlackRock Real Estate Securities Fund	8,684,176	3,610,776	(1,146,355)	24,685	184,723	11,358,005	755,689	31,958	—
BlackRock Tactical Opportunities Fund, Class K	6,305,429	8,885,132	—	—	415,235	15,605,796	1,010,084	—	—
Diversified Equity Master Portfolio	108,638,561	16,503,766 (b)(d)	—	492,780	4,589,417	130,224,524	$130,224,524	1,175,307	—
International Tilts Master Portfolio	20,641,748	21,927,541 (b)(d)	—	787,284	4,143,039	47,499,612	$47,499,612	472,793	—
iShares 0-5 Year TIPS Bond ETF	23,138	—	—	—	531	23,669	230	395	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	14,421,668	—	—	236,983	14,658,651	284,966	50,226	—
iShares Core MSCI Emerging Markets ETF	—	25,917,218	—	—	2,074,351	27,991,569	466,293	330,912	—
iShares Core MSCI International Developed Markets ETF	—	9,114,213	—	—	419,758	9,533,971	125,381	160,336	—
iShares Global Infrastructure ETF	752,897	—	—	—	99,820	852,717	14,404	14,165	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,922,012	—	(4,937,631)	(342,706)	358,325	—	—	76,126	—
iShares MSCI Canada ETF	519,951	2,654,591	(1,396,740)	43,163	76,931	1,897,896	41,080	12,568	—
iShares MSCI EAFE Small-Cap ETF	4,621,617	18,412,362	(17,320,549)	961,442	1,164,102	7,838,974	107,856	99,387	—
				$ 1,983,153	$ 14,049,481	$ 364,987,892		$ 3,751,245	$ —

(a)	As of period end, the entity is no longer held.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	29	09/11/25	$ 5,734	$ 123,315
S&P/TSE 60 Index	24	09/18/25	5,640	47,288
10-Year U.S. Treasury Note	57	09/19/25	6,391	127,037
E-mini Russell 2000 Index	77	09/19/25	8,438	129,191
Micro E-mini S&P 500 Index	653	09/19/25	20,418	494,860
MSCI EAFE Index	16	09/19/25	2,145	34,610
MSCI Emerging Markets Index	28	09/19/25	1,727	60,825
S&P 500 E-Mini Index	20	09/19/25	6,254	151,459
				1,168,585
Short Contracts
NASDAQ 100 E-Mini Index	20	09/19/25	9,157	(297,128)
Ultra U.S. Treasury Bond	179	09/19/25	21,295	(971,067)
				(1,268,195)
				$ (99,610)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,240,000	USD	808,094	Bank of America N.A.	09/17/25	$ 9,305
AUD	8,314,063	USD	5,383,973	Morgan Stanley & Co. International PLC	09/17/25	96,601
CAD	6,548,995	USD	4,799,504	JPMorgan Chase Bank N.A.	09/17/25	28,283
CAD	7,699,158	USD	5,642,414	JPMorgan Chase Bank N.A.	09/17/25	33,251
EUR	4,502,689	USD	5,159,541	Barclays Bank PLC	09/17/25	171,381
EUR	782,000	USD	899,398	Morgan Stanley & Co. International PLC	09/17/25	26,445
USD	56,894	JPY	8,091,000	Barclays Bank PLC	09/17/25	223
						365,489
CAD	743,000	USD	548,301	Morgan Stanley & Co. International PLC	09/17/25	(576)
JPY	1,696,624,148	EUR	10,414,423	JPMorgan Chase Bank N.A.	09/17/25	(446,501)
JPY	1,696,624,653	USD	11,930,333	Barclays Bank PLC	09/17/25	(46,758)
USD	28,647	EUR	25,000	Barclays Bank PLC	09/17/25	(952)
						(494,787)
						$ (129,298)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,041,548	$ —	$ 127,037	$ —	$ 1,168,585
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	365,489	—	—	365,489
	$ —	$ —	$ 1,041,548	$ 365,489	$ 127,037	$ —	$ 1,534,074
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 297,128	$ —	$ 971,067	$ —	$ 1,268,195
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	494,787	—	—	494,787
	$ —	$ —	$ 297,128	$ 494,787	$ 971,067	$ —	$ 1,762,982

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,870,927	$ —	$ 138,137	$ —	$ 3,009,064
Forward foreign currency exchange contracts	—	—	—	125,756	—	—	125,756
Swaps	—	—	(154,100)	—	—	—	(154,100)
	$ —	$ —	$ 2,716,827	$ 125,756	$ 138,137	$ —	$ 2,980,720
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,787,497	$ —	$ (874,396)	$ —	$ 1,913,101
Forward foreign currency exchange contracts	—	—	—	383,297	—	—	383,297
Swaps	—	—	80,506	—	—	—	80,506
	$ —	$ —	$ 2,868,003	$ 383,297	$ (874,396)	$ —	$ 2,376,904
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$50,184,103
Average notional value of contracts — short	28,094,066
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	11,329,385
Average amounts sold — in USD	42,331,793
Total return swaps:
Average notional value	1,247,970
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 218,866	$ 179,097
Forward foreign currency exchange contracts	365,489	494,787
Total derivative assets and liabilities in the Statements of Assets and Liabilities	584,355	673,884
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(218,866)	(179,097)
Total derivative assets and liabilities subject to an MNA	$ 365,489	$ 494,787
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 9,305	$ —	$ —	$ —	$ 9,305
Barclays Bank PLC	171,604	(47,710)	—	—	123,894
JPMorgan Chase Bank N.A.	61,534	(61,534)	—	—	—
Morgan Stanley & Co. International PLC	123,046	(576)	—	—	122,470
	$ 365,489	$ (109,820)	$ —	$ —	$ 255,669

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 47,710	$ (47,710)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	446,501	(61,534)	—	—	384,967
Morgan Stanley & Co. International PLC	576	(576)	—	—	—
	$ 494,787	$ (109,820)	$ —	$ —	$ 384,967

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 75,078,928	$ —	$ —	$ 75,078,928
Fixed-Income Funds	41,748,975	—	—	41,748,975
Money Market Funds	70,435,853	—	—	70,435,853
	$187,263,756	$—	$—	187,263,756
Investments Valued at NAV(a)				177,724,136
				$ 364,987,892
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 918,233	$ 123,315	$ —	$ 1,041,548
Foreign Currency Exchange Contracts	—	365,489	—	365,489
Interest Rate Contracts	127,037	—	—	127,037
Liabilities
Equity Contracts	(297,128)	—	—	(297,128)
Foreign Currency Exchange Contracts	—	(494,787)	—	(494,787)
Interest Rate Contracts	(971,067)	—	—	(971,067)
	$(222,925)	$(5,983)	$—	$(228,908)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.1%
BlackRock Real Estate Securities Fund	441,205	$ 6,631,307
BlackRock Tactical Opportunities Fund, Class K	1,149,366	17,757,708
Diversified Equity Master Portfolio	$163,965,704	163,965,704
International Tilts Master Portfolio	$53,711,494	53,711,494
iShares Core MSCI Emerging Markets ETF(b)	603,926	36,253,678
iShares Core MSCI International Developed Markets ETF	285,478	21,707,747
iShares MSCI Canada ETF(b)	39,420	1,821,204
iShares MSCI EAFE Small-Cap ETF	106,367	7,730,754
		309,579,596
Fixed-Income Funds — 7.4%
BlackRock Diversified Fixed Income Fund, Class K	1,316,223	12,464,635
iShares Broad USD Investment Grade Corporate Bond ETF(b)	273,005	14,043,377
		26,508,012

Security	Shares	Value
Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	44,529,123	$ 44,546,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	28,758,646	28,758,646
		73,305,581
Total Investments — 113.9% (Cost: $350,464,959)		409,393,189
Liabilities in Excess of Other Assets — (13.9)%		(49,804,372)
Net Assets — 100.0%		$ 359,588,817

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 8,238,298	$ 18,037,178	$ (26,135,074)	$ 149,625	$ (290,027)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,355,438	36,194,980 (b)	—	(3,915)	432	44,546,935	44,529,123	22,352 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	67,080,148	—	(38,321,502)(b)	—	—	28,758,646	28,758,646	892,716	—
BlackRock Diversified Fixed Income Fund, Class K	104,181	12,311,945	—	—	48,509	12,464,635	1,316,223	91,955	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,940)	—
BlackRock Real Estate Securities Fund	4,747,954	3,210,230	(1,396,729)	3,011	66,841	6,631,307	441,205	31,501	—
BlackRock Tactical Opportunities Fund, Class K	8,565,747	8,692,007	—	—	499,954	17,757,708	1,149,366	—	—
Diversified Equity Master Portfolio	143,107,048	14,256,429 (b)(d)	—	638,010	5,964,217	163,965,704	$163,965,704	1,505,541	—
International Tilts Master Portfolio	26,864,425	20,809,745 (b)(d)	—	941,869	5,095,455	53,711,494	$53,711,494	575,203	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	13,813,560	—	—	229,817	14,043,377	273,005	48,702	—
iShares Core MSCI Emerging Markets ETF	—	33,567,053	—	—	2,686,625	36,253,678	603,926	428,586	—
iShares Core MSCI International Developed Markets ETF	—	20,816,976	—	—	890,771	21,707,747	285,478	340,936	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,099,130	—	(4,112,137)	(174,564)	187,571	—	—	63,399	—
iShares MSCI Canada ETF	2,150,730	1,668,021	(2,240,290)	62,497	180,246	1,821,204	39,420	12,060	—
iShares MSCI EAFE Small-Cap ETF	7,077,496	21,643,090	(23,684,801)	1,346,406	1,348,563	7,730,754	106,367	112,694	—
				$ 2,962,939	$ 16,908,974	$ 409,393,189		$ 4,122,705	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	35	09/11/25	$ 6,920	$ 148,824
S&P/TSE 60 Index	25	09/18/25	5,875	49,259
10-Year U.S. Treasury Note	81	09/19/25	9,082	181,386
E-mini Russell 2000 Index	115	09/19/25	12,602	192,948
Micro E-mini S&P 500 Index	832	09/19/25	26,016	635,849
MSCI EAFE Index	22	09/19/25	2,950	47,234
MSCI Emerging Markets Index	38	09/19/25	2,344	63,358
S&P 500 E-Mini Index	22	09/19/25	6,879	166,605
				1,485,463
Short Contracts
NASDAQ 100 E-Mini Index	23	09/19/25	10,531	(341,697)
Ultra U.S. Treasury Bond	98	09/19/25	11,659	(520,700)
				(862,397)
				$ 623,066
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,799,011	USD	6,345,587	Morgan Stanley & Co. International PLC	09/17/25	$ 113,854
CAD	7,595,445	USD	5,566,406	JPMorgan Chase Bank N.A.	09/17/25	32,803
CAD	8,223,770	USD	6,026,881	JPMorgan Chase Bank N.A.	09/17/25	35,516
CAD	1,178,000	USD	865,942	Morgan Stanley & Co. International PLC	09/17/25	2,456
EUR	5,213,132	USD	5,973,624	Barclays Bank PLC	09/17/25	198,422
EUR	819,000	USD	943,015	Morgan Stanley & Co. International PLC	09/17/25	26,634
						409,685
JPY	1,930,186,764	EUR	11,848,106	JPMorgan Chase Bank N.A.	09/17/25	(507,968)
JPY	1,930,186,987	USD	13,572,698	Barclays Bank PLC	09/17/25	(53,194)
USD	236,051	EUR	206,000	Barclays Bank PLC	09/17/25	(7,841)
						(569,003)
						$ (159,318)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,304,077	$ —	$ 181,386	$ —	$ 1,485,463
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	409,685	—	—	409,685
	$ —	$ —	$ 1,304,077	$ 409,685	$ 181,386	$ —	$ 1,895,148

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 341,697	$ —	$ 520,700	$ —	$ 862,397
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	569,003	—	—	569,003
	$ —	$ —	$ 341,697	$ 569,003	$ 520,700	$ —	$ 1,431,400

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,939,420	$ —	$ 72,118	$ —	$ 3,011,538
Forward foreign currency exchange contracts	—	—	—	167,092	—	—	167,092
Swaps	—	—	(157,969)	—	—	—	(157,969)
	$ —	$ —	$ 2,781,451	$ 167,092	$ 72,118	$ —	$ 3,020,661
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,605,445	$ —	$ (200,678)	$ —	$ 3,404,767
Forward foreign currency exchange contracts	—	—	—	424,374	—	—	424,374
Swaps	—	—	80,240	—	—	—	80,240
	$ —	$ —	$ 3,685,685	$ 424,374	$ (200,678)	$ —	$ 3,909,381
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$64,834,440
Average notional value of contracts — short	15,485,716
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	13,225,258
Average amounts sold — in USD	47,230,195
Total return swaps:
Average notional value	1,504,624
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 261,639	$ 72,786
Forward foreign currency exchange contracts	409,685	569,003
Total derivative assets and liabilities in the Statements of Assets and Liabilities	671,324	641,789
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(261,639)	(72,786)
Total derivative assets and liabilities subject to an MNA	$ 409,685	$ 569,003
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 198,422	$ (61,035)	$ —	$ —	$ 137,387
JPMorgan Chase Bank N.A.	68,319	(68,319)	—	—	—
Morgan Stanley & Co. International PLC	142,944	—	—	—	142,944
	$ 409,685	$ (129,354)	$ —	$ —	$ 280,331

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 61,035	$ (61,035)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	507,968	(68,319)	—	—	439,649
	$ 569,003	$ (129,354)	$ —	$ —	$ 439,649

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 91,902,398	$ —	$ —	$ 91,902,398
Fixed-Income Funds	26,508,012	—	—	26,508,012
Money Market Funds	73,305,581	—	—	73,305,581
	$191,715,991	$—	$—	191,715,991
Investments Valued at NAV(a)				217,677,198
				$ 409,393,189
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,155,253	$ 148,824	$ —	$ 1,304,077
Foreign Currency Exchange Contracts	—	409,685	—	409,685
Interest Rate Contracts	181,386	—	—	181,386
Liabilities
Equity Contracts	(341,697)	—	—	(341,697)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (569,003)	$ —	$ (569,003)
Interest Rate Contracts	(520,700)	—	—	(520,700)
	$474,242	$(10,494)	$—	$463,748

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 92.4%
BlackRock Real Estate Securities Fund	128,519	$ 1,931,648
BlackRock Tactical Opportunities Fund, Class K	841,763	13,005,239
Diversified Equity Master Portfolio	$132,256,030	132,256,030
International Tilts Master Portfolio	$39,398,302	39,398,302
iShares Core MSCI Emerging Markets ETF(b)	472,903	28,388,367
iShares Core MSCI International Developed Markets ETF(b)	257,871	19,608,511
iShares MSCI Canada ETF	33,669	1,555,508
iShares MSCI EAFE Small-Cap ETF	80,656	5,862,078
iShares Russell 2000 ETF(b)	9,495	2,048,926
		244,054,609
Fixed-Income Funds — 2.7%
BlackRock Diversified Fixed Income Fund, Class K	383,280	3,629,663
iShares Broad USD Investment Grade Corporate Bond ETF(b)	68,862	3,542,261
		7,171,924

Security	Shares	Value
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	12,851,782	$ 12,856,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	16,592,320	16,592,320
		29,449,242
Total Investments — 106.3% (Cost: $250,123,137)		280,675,775
Liabilities in Excess of Other Assets — (6.3)%		(16,564,184)
Net Assets — 100.0%		$ 264,111,591

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 4,143,199	$ 15,738,957	$ (19,655,775)	$ (20,526)	$ (205,855)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	2,916,275	9,940,419 (b)	—	(257)	485	12,856,922	12,851,782	11,992 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	51,026,442	—	(34,434,122)(b)	—	—	16,592,320	16,592,320	595,379	—
BlackRock Diversified Fixed Income Fund, Class K	68,114	3,545,403	—	—	16,146	3,629,663	383,280	30,971	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(1,913)	—
BlackRock Real Estate Securities Fund	1,389,725	1,407,391	(892,873)	(31)	27,436	1,931,648	128,519	8,504	—
BlackRock Tactical Opportunities Fund, Class K	4,741,036	7,926,713	—	—	337,490	13,005,239	841,763	—	—
Diversified Equity Master Portfolio	103,027,587	23,584,390 (b)(d)	—	503,476	5,140,577	132,256,030	$132,256,030	1,162,770	—
International Tilts Master Portfolio	18,683,163	16,417,874 (b)(d)	—	678,655	3,618,610	39,398,302	$39,398,302	409,452	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	3,478,082	—	—	64,179	3,542,261	68,862	13,588	—
iShares Core MSCI Emerging Markets ETF	—	26,342,675	—	—	2,045,692	28,388,367	472,903	326,346	—
iShares Core MSCI International Developed Markets ETF	—	18,831,654	—	—	776,857	19,608,511	257,871	312,065	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	456,100	—	(457,547)	(31,757)	33,204	—	—	7,054	—
iShares MSCI Canada ETF	1,770,903	1,879,554	(2,324,511)	72,217	157,345	1,555,508	33,669	10,300	—
iShares MSCI EAFE Small-Cap ETF	3,555,333	19,572,827	(19,443,002)	1,075,931	1,100,989	5,862,078	80,656	85,454	—
iShares Russell 2000 ETF	1,320,015	736,378	—	—	(7,467)	2,048,926	9,495	8,213	—
				$ 2,277,708	$ 13,105,688	$ 280,675,775		$ 2,980,175	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	24	09/11/25	$ 4,745	$ 102,051
S&P/TSE 60 Index	17	09/18/25	3,995	33,497
10-Year U.S. Treasury Note	60	09/19/25	6,728	134,112
E-mini Russell 2000 Index	76	09/19/25	8,328	127,513
Micro E-mini S&P 500 Index	481	09/19/25	15,040	366,026
MSCI EAFE Index	8	09/19/25	1,073	20,973
MSCI Emerging Markets Index	44	09/19/25	2,714	77,927
S&P 500 E-Mini Index	16	09/19/25	5,003	121,168
				983,267
Short Contracts
NASDAQ 100 E-Mini Index	17	09/19/25	7,784	(252,559)
Ultra U.S. Treasury Bond	13	09/19/25	1,547	(71,885)
				(324,444)
				$ 658,823
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	993,000	USD	645,352	Morgan Stanley & Co. International PLC	09/17/25	$ 9,227
AUD	6,939,996	USD	4,494,162	Morgan Stanley & Co. International PLC	09/17/25	80,635
CAD	5,094,734	USD	3,733,733	JPMorgan Chase Bank N.A.	09/17/25	22,003
CAD	6,235,166	USD	4,569,511	JPMorgan Chase Bank N.A.	09/17/25	26,928
EUR	3,768,152	USD	4,317,850	Barclays Bank PLC	09/17/25	143,423
EUR	665,000	USD	775,900	Morgan Stanley & Co. International PLC	09/17/25	11,422
JPY	96,995,000	USD	677,965	Morgan Stanley & Co. International PLC	09/17/25	1,411
						295,049
JPY	1,396,898,642	EUR	8,574,612	JPMorgan Chase Bank N.A.	09/17/25	(367,622)
JPY	96,995,000	EUR	575,882	Morgan Stanley & Co. International PLC	09/17/25	(2,434)
JPY	1,396,898,283	USD	9,822,716	Barclays Bank PLC	09/17/25	(38,497)
USD	112,296	EUR	98,000	Barclays Bank PLC	09/17/25	(3,730)
						(412,283)
						$ (117,234)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 849,155	$ —	$ 134,112	$ —	$ 983,267
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	295,049	—	—	295,049
	$ —	$ —	$ 849,155	$ 295,049	$ 134,112	$ —	$ 1,278,316
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 252,559	$ —	$ 71,885	$ —	$ 324,444
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	412,283	—	—	412,283
	$ —	$ —	$ 252,559	$ 412,283	$ 71,885	$ —	$ 736,727

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,065,897	$ —	$ (224,526)	$ —	$ 1,841,371
Forward foreign currency exchange contracts	—	—	—	142,643	—	—	142,643
Swaps	—	—	(116,690)	—	—	—	(116,690)
	$ —	$ —	$ 1,949,207	$ 142,643	$ (224,526)	$ —	$ 1,867,324
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,522,967	$ —	$ 143,236	$ —	$ 2,666,203
Forward foreign currency exchange contracts	—	—	—	282,983	—	—	282,983
Swaps	—	—	60,462	—	—	—	60,462
	$ —	$ —	$ 2,583,429	$ 282,983	$ 143,236	$ —	$ 3,009,648
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$45,556,420
Average notional value of contracts — short	6,803,495
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	9,970,290
Average amounts sold — in USD	35,089,377
Total return swaps:
Average notional value	951,096
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 242,399	$ 63,632
Forward foreign currency exchange contracts	295,049	412,283
Total derivative assets and liabilities in the Statements of Assets and Liabilities	537,448	475,915
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(242,399)	(63,632)
Total derivative assets and liabilities subject to an MNA	$ 295,049	$ 412,283
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 143,423	$ (42,227)	$ —	$ —	$ 101,196
JPMorgan Chase Bank N.A.	48,931	(48,931)	—	—	—
Morgan Stanley & Co. International PLC	102,695	(2,434)	—	—	100,261
	$ 295,049	$ (93,592)	$ —	$ —	$ 201,457

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 42,227	$ (42,227)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	367,622	(48,931)	—	—	318,691
Morgan Stanley & Co. International PLC	2,434	(2,434)	—	—	—
	$ 412,283	$ (93,592)	$ —	$ —	$ 318,691

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 72,400,277	$ —	$ —	$ 72,400,277
Fixed-Income Funds	7,171,924	—	—	7,171,924
Money Market Funds	29,449,242	—	—	29,449,242
	$109,021,443	$—	$—	109,021,443
Investments Valued at NAV(a)				171,654,332
				$ 280,675,775
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 747,104	$ 102,051	$ —	$ 849,155
Foreign Currency Exchange Contracts	—	295,049	—	295,049
Interest Rate Contracts	134,112	—	—	134,112
Liabilities
Equity Contracts	(252,559)	—	—	(252,559)
Foreign Currency Exchange Contracts	—	(412,283)	—	(412,283)
Interest Rate Contracts	(71,885)	—	—	(71,885)
	$556,772	$(15,183)	$—	$541,589

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.5%
BlackRock Real Estate Securities Fund	35,659	$ 535,962
BlackRock Tactical Opportunities Fund, Class K	404,168	6,244,394
Diversified Equity Master Portfolio	$63,857,534	63,857,534
International Tilts Master Portfolio	$18,881,042	18,881,042
iShares Core MSCI Emerging Markets ETF(b)	227,832	13,676,755
iShares Core MSCI International Developed Markets ETF	114,235	8,686,429
iShares MSCI Canada ETF(b)	60,010	2,772,462
iShares MSCI EAFE Small-Cap ETF	38,116	2,770,271
iShares Russell 2000 ETF(b)	4,925	1,062,766
		118,487,615
Fixed-Income Funds — 2.4%
BlackRock Diversified Fixed Income Fund, Class K	214,548	2,031,771
iShares Broad USD Investment Grade Corporate Bond ETF(b)	20,468	1,052,874
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41	4,494
		3,089,139

Security	Shares	Value
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	5,041,481	$ 5,043,498
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	8,316,259	8,316,259
		13,359,757
Total Investments — 106.5% (Cost: $122,625,086)		134,936,511
Liabilities in Excess of Other Assets — (6.5)%		(8,252,005)
Net Assets — 100.0%		$ 126,684,506

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 1,106,666	$ 7,376,494	$ (8,358,631)	$ (54,701)	$ (69,828)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	3,006,184	2,037,313 (b)	—	180	(179)	5,043,498	5,041,481	8,594 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,698,367	—	(12,382,108)(b)	—	—	8,316,259	8,316,259	276,329	—
BlackRock Diversified Fixed Income Fund, Class K	22,988	2,003,963	—	—	4,820	2,031,771	214,548	9,237	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(900)	—
BlackRock Real Estate Securities Fund	419,225	630,525	(523,652)	(4,430)	14,294	535,962	35,659	2,877	—
BlackRock Tactical Opportunities Fund, Class K	1,302,546	4,798,890	—	—	142,958	6,244,394	404,168	—	—
Diversified Equity Master Portfolio	42,609,411	18,449,932 (b)(d)	—	227,674	2,570,517	63,857,534	$63,857,534	535,922	—
International Tilts Master Portfolio	7,184,412	9,877,506 (b)(d)	—	296,326	1,522,798	18,881,042	$18,881,042	175,543	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	1,033,798	—	—	19,076	1,052,874	20,468	4,039	—
iShares Core MSCI Emerging Markets ETF	—	12,709,598	—	—	967,157	13,676,755	227,832	154,291	—
iShares Core MSCI International Developed Markets ETF	—	8,305,374	—	—	381,055	8,686,429	114,235	146,082	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	158,016	—	(154,123)	(6,892)	7,493	4,494	41	2,460	—
iShares MSCI Canada ETF	2,203,564	1,310,858	(1,096,774)	37,767	317,047	2,772,462	60,010	17,038	—
iShares MSCI EAFE ETF(a)	376,914	—	(408,847)	79,528	(47,595)	—	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Small-Cap ETF	$ 1,661,148	$ 10,637,202	$ (10,715,569)	$ 617,737	$ 569,753	$ 2,770,271	38,116	$ 40,383	$ —
iShares Russell 2000 ETF	576,264	488,412	—	—	(1,910)	1,062,766	4,925	3,502	—
				$ 1,193,189	$ 6,397,456	$ 134,936,511		$ 1,375,397	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	13	09/11/25	$ 2,570	$ 55,127
10-Year U.S. Treasury Note	29	09/19/25	3,252	64,733
E-mini Russell 2000 Index	38	09/19/25	4,164	63,757
Micro E-mini S&P 500 Index	233	09/19/25	7,286	178,416
MSCI EAFE Index	14	09/19/25	1,877	26,088
MSCI Emerging Markets Index	9	09/19/25	555	16,615
S&P 500 E-Mini Index	8	09/19/25	2,502	60,584
				465,320
Short Contracts
NASDAQ 100 E-Mini Index	8	09/19/25	3,663	(118,851)
Ultra U.S. Treasury Bond	6	09/19/25	714	(33,263)
				(152,114)
				$ 313,206
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,515,641	USD	2,276,638	Morgan Stanley & Co. International PLC	09/17/25	$ 40,848
CAD	43,600	USD	31,953	JPMorgan Chase Bank N.A.	09/17/25	188
CAD	3,240,217	USD	2,374,629	JPMorgan Chase Bank N.A.	09/17/25	13,994
EUR	315,000	USD	362,036	Barclays Bank PLC	09/17/25	10,905
EUR	1,709,137	USD	1,958,466	Barclays Bank PLC	09/17/25	65,053
JPY	52,057,000	USD	363,168	Barclays Bank PLC	09/17/25	1,452
						132,440
CAD	253,000	USD	187,066	Morgan Stanley & Co. International PLC	09/17/25	(559)
JPY	52,057,000	EUR	315,980	Deutsche Bank AG	09/17/25	(9,483)
JPY	636,189,384	EUR	3,905,135	JPMorgan Chase Bank N.A.	09/17/25	(167,426)
JPY	636,189,749	USD	4,473,562	Barclays Bank PLC	09/17/25	(17,533)
USD	26,355	EUR	23,000	Barclays Bank PLC	09/17/25	(875)
						(195,876)
						$ (63,436)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 400,587	$ —	$ 64,733	$ —	$ 465,320
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	132,440	—	—	132,440
	$ —	$ —	$ 400,587	$ 132,440	$ 64,733	$ —	$ 597,760
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 118,851	$ —	$ 33,263	$ —	$ 152,114
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	195,876	—	—	195,876
	$ —	$ —	$ 118,851	$ 195,876	$ 33,263	$ —	$ 347,990

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,133,262	$ —	$ (114,686)	$ —	$ 1,018,576
Forward foreign currency exchange contracts	—	—	—	43,201	—	—	43,201
Swaps	—	—	(51,676)	—	—	—	(51,676)
	$ —	$ —	$ 1,081,586	$ 43,201	$ (114,686)	$ —	$ 1,010,101
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,037,330	$ —	$ 57,095	$ —	$ 1,094,425
Forward foreign currency exchange contracts	—	—	—	77,793	—	—	77,793
Swaps	—	—	26,266	—	—	—	26,266
	$ —	$ —	$ 1,063,596	$ 77,793	$ 57,095	$ —	$ 1,198,484
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$21,106,878
Average notional value of contracts — short	3,160,341
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	4,489,105
Average amounts sold — in USD	14,574,353
Total return swaps:
Average notional value	493,299
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 83,529	$ —
Forward foreign currency exchange contracts	132,440	195,876
Total derivative assets and liabilities in the Statements of Assets and Liabilities	215,969	195,876
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(83,529)	—
Total derivative assets and liabilities subject to an MNA	$ 132,440	$ 195,876
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 77,410	$ (18,408)	$ —	$ —	$ 59,002
JPMorgan Chase Bank N.A.	14,182	(14,182)	—	—	—
Morgan Stanley & Co. International PLC	40,848	(559)	—	—	40,289
	$ 132,440	$ (33,149)	$ —	$ —	$ 99,291

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 18,408	$ (18,408)	$ —	$ —	$ —
Deutsche Bank AG	9,483	—	—	—	9,483
JPMorgan Chase Bank N.A.	167,426	(14,182)	—	—	153,244
Morgan Stanley & Co. International PLC	559	(559)	—	—	—
	$ 195,876	$ (33,149)	$ —	$ —	$ 162,727

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 35,749,039	$ —	$ —	$ 35,749,039
Fixed-Income Funds	3,089,139	—	—	3,089,139
Money Market Funds	13,359,757	—	—	13,359,757
	$52,197,935	$—	$—	52,197,935
Investments Valued at NAV(a)				82,738,576
				$ 134,936,511

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 345,460	$ 55,127	$ —	$ 400,587
Foreign Currency Exchange Contracts	—	132,440	—	132,440
Interest Rate Contracts	64,733	—	—	64,733
Liabilities
Equity Contracts	(118,851)	—	—	(118,851)
Foreign Currency Exchange Contracts	—	(195,876)	—	(195,876)
Interest Rate Contracts	(33,263)	—	—	(33,263)
	$258,079	$(8,309)	$—	$249,770

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.8%
BlackRock Real Estate Securities Fund	15,074	$ 226,562
BlackRock Tactical Opportunities Fund, Class K	182,329	2,816,985
Diversified Equity Master Portfolio	$28,853,687	28,853,687
International Tilts Master Portfolio	$8,529,394	8,529,394
iShares Core MSCI Emerging Markets ETF	102,865	6,174,986
iShares Core MSCI International Developed Markets ETF	52,358	3,981,303
iShares MSCI Canada ETF(b)	26,625	1,230,075
iShares MSCI EAFE Small-Cap ETF	19,009	1,381,574
iShares Russell 2000 ETF(b)	3,273	706,281
		53,900,847
Fixed-Income Funds — 2.3%
BlackRock Diversified Fixed Income Fund, Class K	89,483	847,405
iShares Broad USD Investment Grade Corporate Bond ETF	9,042	465,121
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5	548
		1,313,074

Security	Shares	Value
Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	1,955,896	$ 1,956,679
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	4,895,160	4,895,160
		6,851,839
Total Investments — 108.0% (Cost: $57,123,387)		62,065,760
Liabilities in Excess of Other Assets — (8.0)%		(4,623,093)
Net Assets — 100.0%		$ 57,442,667

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 383,705	$ 3,446,937	$ (3,775,416)	$ (42,406)	$ (12,820)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	1,085,514	871,219 (b)	—	(67)	13	1,956,679	1,955,896	3,441 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,312,754	—	(4,417,594)(b)	—	—	4,895,160	4,895,160	127,175	—
BlackRock Diversified Fixed Income Fund, Class K	91,920	752,495	—	—	2,990	847,405	89,483	5,439	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(334)	—
BlackRock Real Estate Securities Fund	174,075	290,643	(242,675)	(1,275)	5,794	226,562	15,074	969	—
BlackRock Tactical Opportunities Fund, Class K	494,628	2,259,323	—	—	63,034	2,816,985	182,329	—	—
Diversified Equity Master Portfolio	18,058,639	9,568,303 (b)(d)	—	88,098	1,138,647	28,853,687	$28,853,687	231,926	—
International Tilts Master Portfolio	2,002,375	5,876,360 (b)(d)	—	112,908	537,751	8,529,394	$8,529,394	64,557	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	456,694	—	—	8,427	465,121	9,042	1,784	—
iShares Core MSCI Emerging Markets ETF	—	5,751,761	—	—	423,225	6,174,986	102,865	67,518	—
iShares Core MSCI International Developed Markets ETF	—	3,818,066	—	—	163,237	3,981,303	52,358	66,955	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	91,776	—	(91,531)	(4,503)	4,806	548	5	1,421	—
iShares MSCI Canada ETF	880,474	644,576	(441,950)	9,407	137,568	1,230,075	26,625	6,864	—
iShares MSCI EAFE ETF(a)	159,915	—	(173,463)	30,998	(17,450)	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	650,268	6,109,765	(5,951,440)	350,923	222,058	1,381,574	19,009	17,629	—
iShares Russell 2000 ETF	353,315	339,433	—	—	13,533	706,281	3,273	2,619	—
				$ 544,083	$ 2,690,813	$ 62,065,760		$ 597,963	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	6	09/11/25	$ 1,186	$ 25,129
10-Year U.S. Treasury Note	13	09/19/25	1,458	28,999
E-mini Russell 2000 Index	15	09/19/25	1,644	25,167
Micro E-mini S&P 500 Index	106	09/19/25	3,314	83,382
MSCI EAFE Index	6	09/19/25	805	11,482
MSCI Emerging Markets Index	5	09/19/25	308	11,415
S&P 500 E-Mini Index	4	09/19/25	1,251	30,292
				215,866
Short Contracts
NASDAQ 100 E-Mini Index	4	09/19/25	1,831	(59,426)
				$ 156,440
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	133,000	USD	86,788	Barclays Bank PLC	09/17/25	$ 885
AUD	1,498,964	USD	970,675	Morgan Stanley & Co. International PLC	09/17/25	17,431
CAD	123,000	USD	90,311	JPMorgan Chase Bank N.A.	09/17/25	362
CAD	126,000	USD	92,341	JPMorgan Chase Bank N.A.	09/17/25	544
CAD	1,322,151	USD	968,953	JPMorgan Chase Bank N.A.	09/17/25	5,710
EUR	738,683	USD	846,442	Barclays Bank PLC	09/17/25	28,116
EUR	173,000	USD	199,760	JPMorgan Chase Bank N.A.	09/17/25	5,062
JPY	12,635,000	USD	88,325	JPMorgan Chase Bank N.A.	09/17/25	173
JPY	24,621,000	USD	172,067	Morgan Stanley & Co. International PLC	09/17/25	385
USD	168,580	CAD	228,000	Morgan Stanley & Co. International PLC	09/17/25	503
						59,171
CAD	124,000	USD	91,507	Morgan Stanley & Co. International PLC	09/17/25	(96)
JPY	12,635,000	EUR	76,951	JPMorgan Chase Bank N.A.	09/17/25	(2,607)
JPY	291,497,386	EUR	1,789,305	JPMorgan Chase Bank N.A.	09/17/25	(76,714)
JPY	24,621,000	EUR	145,735	UBS AG	09/17/25	(90)
JPY	291,497,527	USD	2,049,754	Barclays Bank PLC	09/17/25	(8,034)
USD	9,167	EUR	8,000	Barclays Bank PLC	09/17/25	(305)
						(87,846)
						$ (28,675)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 186,867	$ —	$ 28,999	$ —	$ 215,866
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	59,171	—	—	59,171
	$ —	$ —	$ 186,867	$ 59,171	$ 28,999	$ —	$ 275,037
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 59,426	$ —	$ —	$ —	$ 59,426
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	87,846	—	—	87,846
	$ —	$ —	$ 59,426	$ 87,846	$ —	$ —	$ 147,272

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 554,044	$ —	$ (70,428)	$ —	$ 483,616
Forward foreign currency exchange contracts	—	—	—	24,047	—	—	24,047
Swaps	—	—	(22,516)	—	—	—	(22,516)
	$ —	$ —	$ 531,528	$ 24,047	$ (70,428)	$ —	$ 485,147
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 480,851	$ —	$ 44,053	$ —	$ 524,904
Forward foreign currency exchange contracts	—	—	—	30,960	—	—	30,960
Swaps	—	—	11,510	—	—	—	11,510
	$ —	$ —	$ 492,361	$ 30,960	$ 44,053	$ —	$ 567,374
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,329,098
Average notional value of contracts — short	1,304,520
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,113,464
Average amounts sold — in USD	6,619,890
Total return swaps:
Average notional value	213,793
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 43,851	$ —
Forward foreign currency exchange contracts	59,171	87,846
Total derivative assets and liabilities in the Statements of Assets and Liabilities	103,022	87,846
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(43,851)	—
Total derivative assets and liabilities subject to an MNA	$ 59,171	$ 87,846
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 29,001	$ (8,339)	$ —	$ —	$ 20,662
JPMorgan Chase Bank N.A.	11,851	(11,851)	—	—	—
Morgan Stanley & Co. International PLC	18,319	(96)	—	—	18,223
	$ 59,171	$ (20,286)	$ —	$ —	$ 38,885

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 8,339	$ (8,339)	$ —	$ —	$ —
JPMorgan Chase Bank N.A.	79,321	(11,851)	—	—	67,470
Morgan Stanley & Co. International PLC	96	(96)	—	—	—
UBS AG	90	—	—	—	90
	$ 87,846	$ (20,286)	$ —	$ —	$ 67,560

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,517,766	$ —	$ —	$ 16,517,766
Fixed-Income Funds	1,313,074	—	—	1,313,074
Money Market Funds	6,851,839	—	—	6,851,839
	$24,682,679	$—	$—	24,682,679
Investments Valued at NAV(a)				37,383,081
				$ 62,065,760
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 161,738	$ 25,129	$ —	$ 186,867
Foreign Currency Exchange Contracts	—	59,171	—	59,171
Interest Rate Contracts	28,999	—	—	28,999
Liabilities
Equity Contracts	(59,426)	—	—	(59,426)
Foreign Currency Exchange Contracts	—	(87,846)	—	(87,846)
	$131,311	$(3,546)	$—	$127,765

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2025
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 96.8%
BlackRock Real Estate Securities Fund	1,387	$ 20,849
BlackRock Tactical Opportunities Fund, Class K	13,376	206,657
Diversified Equity Master Portfolio	$2,199,986	2,199,986
International Tilts Master Portfolio	$649,215	649,215
iShares Core MSCI EAFE ETF	790	65,949
iShares Core MSCI Emerging Markets ETF	7,902	474,357
iShares Core MSCI International Developed Markets ETF	4,367	332,070
iShares MSCI Canada ETF	2,082	96,188
iShares MSCI EAFE Small-Cap ETF	625	45,425
iShares MSCI Japan ETF	453	33,961
iShares Russell 2000 ETF(b)	295	63,658
		4,188,315
Fixed-Income Funds — 1.8%
BlackRock Diversified Fixed Income Fund, Class K	4,160	39,394
iShares Broad USD Investment Grade Corporate Bond ETF	743	38,220
		77,614

Security	Shares	Value
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)	6,826	$ 6,829
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	31,748	31,748
		38,577
Total Investments — 99.5% (Cost: $4,007,916)		4,304,506
Other Assets Less Liabilities — 0.5%		22,305
Net Assets — 100.0%		$ 4,326,811

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 196,700	$ 163,579	$ (361,528)	$ (12,641)	$ 13,890	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	465,741	—	(458,927)(b)	14	1	6,829	6,826	626 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	392,450	—	(360,702)(b)	—	—	31,748	31,748	5,256	—
BlackRock Diversified Fixed Income Fund, Class K	3,303	35,888	—	—	203	39,394	4,160	380	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(56)	—
BlackRock Real Estate Securities Fund	20,431	133	—	—	285	20,849	1,387	133	—
BlackRock Tactical Opportunities Fund, Class K	5,258	197,281	—	—	4,118	206,657	13,376	—	—
Diversified Equity Master Portfolio	2,284,662	—	(185,742)(b)(d)	10,719	90,347	2,199,986	$2,199,986	21,142	—
International Tilts Master Portfolio	409,587	155,460 (b)(d)	—	12,646	71,522	649,215	$649,215	7,908	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	37,528	—	—	692	38,220	743	147	—
iShares Core MSCI EAFE ETF	—	230,501	(171,555)	3,453	3,550	65,949	790	892	—
iShares Core MSCI Emerging Markets ETF	—	439,204	—	—	35,153	474,357	7,902	5,608	—
iShares Core MSCI International Developed Markets ETF	—	319,903	—	—	12,167	332,070	4,367	5,177	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	42,095	—	(42,229)	(1,912)	2,046	—	—	650	—
iShares MSCI Canada ETF	109,414	22,783	(49,536)	706	12,821	96,188	2,082	637	—
iShares MSCI EAFE ETF(a)	19,734	233	(21,632)	(356)	2,021	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	306,909	40,433	(335,399)	483	32,999	45,425	625	1,422	—
iShares MSCI Japan ETF	—	95,699	(65,625)	2,491	1,396	33,961	453	268	—
iShares MSCI USA Value Factor ETF(a)	39,710	—	(38,303)	(2,537)	1,130	—	—	255	—
iShares Russell 2000 ETF	51,484	32,806	(19,446)	(2,226)	1,040	63,658	295	311	—
				$ 10,840	$ 285,381	$ 4,304,506		$ 50,756	$ —

(a)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2070 Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	09/19/25	$ 112	$ 2,245
E-mini Russell 2000 Index	1	09/19/25	110	1,678
Micro E-mini S&P 500 Index	8	09/19/25	250	5,288
				$ 9,211
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	115,536	USD	74,814	Barclays Bank PLC	09/17/25	$ 1,347
CAD	109,826	USD	80,476	Barclays Bank PLC	09/17/25	485
EUR	64,686	USD	74,122	Barclays Bank PLC	09/17/25	2,462
						4,294
JPY	23,968,412	EUR	147,116	Goldman Sachs International	09/17/25	(6,296)
JPY	11,084,228	USD	77,942	Barclays Bank PLC	09/17/25	(306)
USD	3,239	AUD	5,000	UBS AG	09/17/25	(57)
USD	1,465	CAD	2,000	Barclays Bank PLC	09/17/25	(9)
						(6,668)
						$ (2,374)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 6,966	$ —	$ 2,245	$ —	$ 9,211
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,294	—	—	4,294
	$ —	$ —	$ 6,966	$ 4,294	$ 2,245	$ —	$ 13,505
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 6,668	$ —	$ —	$ 6,668

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2070 Fund

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 20,304	$ —	$ (4,620)	$ —	$ 15,684
Forward foreign currency exchange contracts	—	—	—	(2,479)	—	—	(2,479)
	$ —	$ —	$ 20,304	$ (2,479)	$ (4,620)	$ —	$ 13,205
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 27,967	$ —	$ 2,245	$ —	$ 30,212
Forward foreign currency exchange contracts	—	—	—	4,576	—	—	4,576
	$ —	$ —	$ 27,967	$ 4,576	$ 2,245	$ —	$ 34,788
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$487,029
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	202,567
Average amounts sold — in USD	492,581
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,478	$ —
Forward foreign currency exchange contracts	4,294	6,668
Total derivative assets and liabilities in the Statements of Assets and Liabilities	5,772	6,668
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,478)	—
Total derivative assets and liabilities subject to an MNA	$ 4,294	$ 6,668
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 4,294	$ (315)	$ —	$ —	$ 3,979

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 315	$ (315)	$ —	$ —	$ —
Goldman Sachs International	6,296	—	—	—	6,296
UBS AG	57	—	—	—	57
	$ 6,668	$ (315)	$ —	$ —	$ 6,353

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock LifePath® Dynamic 2070 Fund

(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,339,114	$ —	$ —	$ 1,339,114
Fixed-Income Funds	77,614	—	—	77,614
Money Market Funds	38,577	—	—	38,577
	$1,455,305	$—	$—	1,455,305
Investments Valued at NAV(a)				2,849,201
				$ 4,304,506
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 6,966	$ —	$ —	$ 6,966
Foreign Currency Exchange Contracts	—	4,294	—	4,294
Interest Rate Contracts	2,245	—	—	2,245
Liabilities
Foreign Currency Exchange Contracts	—	(6,668)	—	(6,668)
	$9,211	$(2,374)	$—	$6,837

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 462,724,223	$ 495,212,026	$ 430,607,807	$ 543,844,437
Cash	85,313	71,682	102,025	252,596
Cash pledged for futures contracts	2,221,000	2,169,000	2,191,000	4,388,000
Foreign currency, at value(c)	2,000,691	543,984	462,161	653,595
Receivables:
Investments sold	1,858,822	2,303,239	—	—
Securities lending income — affiliated	2,066	3,445	4,996	6,635
Capital shares sold	2,100,144	1,989,587	2,045,207	985,343
Dividends — affiliated	815,972	568,240	408,371	393,980
Variation margin on futures contracts	196,905	276,513	218,365	310,217
Unrealized appreciation on forward foreign currency exchange contracts	526,041	547,771	423,842	557,758
Total assets	472,531,177	503,685,487	436,463,774	551,392,561
LIABILITIES
Collateral on securities loaned	1,599,658	16,133,104	43,383,224	47,144,665
Payables:
Investments purchased	3,611,045	3,526,872	9,731,102	7,858,259
Administration fees	49,261	52,095	21,980	56,137
Capital shares redeemed	474,379	537,866	211,206	148,815
Investment advisory fees	46,358	43,205	28,857	32,111
Trustees’ and Officer’s fees	1,521	1,674	1,393	1,654
Professional fees	21,902	11,844	10,703	11,428
Service and distribution fees	33,911	33,278	13,636	36,645
Variation margin on futures contracts	238,944	268,429	223,192	293,921
Unrealized depreciation on forward foreign currency exchange contracts	753,388	780,134	595,872	781,947
Total liabilities	6,830,367	21,388,501	54,221,165	56,365,582
Commitments and contingent liabilities
NET ASSETS	$ 465,700,810	$ 482,296,986	$ 382,242,609	$ 495,026,979
NET ASSETS CONSIST OF
Paid-in capital	$ 389,712,075	$ 436,148,566	$ 341,112,168	$ 404,312,115
Accumulated earnings	75,988,735	46,148,420	41,130,441	90,714,864
NET ASSETS	$ 465,700,810	$ 482,296,986	$ 382,242,609	$ 495,026,979
(a) Investments, at cost—affiliated	$385,368,185	$437,681,584	$394,626,344	$464,223,737
(b) Securities loaned, at value	$1,579,900	$15,886,439	$42,624,905	$46,412,396
(c) Foreign currency, at cost	$2,051,315	$541,808	$460,380	$650,676
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 36,358,235	$ 51,502,184	$ 12,464,818	$ 53,250,044
Shares outstanding	3,702,188	3,596,122	744,443	2,882,190
Net asset value	$ 9.82	$ 14.32	$ 16.74	$ 18.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 125,265,570	$ 134,124,899	$ 40,469,837	$ 148,443,415
Shares outstanding	15,989,255	10,033,741	2,437,955	9,560,400
Net asset value	$ 7.83	$ 13.37	$ 16.60	$ 15.53
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 2,474,205	$ 2,122,654	$ 3,081,993	$ 2,785,070
Shares outstanding	260,850	154,651	190,751	157,330
Net asset value	$ 9.49	$ 13.73	$ 16.16	$ 17.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 287,791,482	$ 284,084,689	$ 317,799,508	$ 277,134,090
Shares outstanding	29,420,063	19,853,950	18,596,937	14,822,242
Net asset value	$ 9.78	$ 14.31	$ 17.09	$ 18.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 13,811,318	$ 10,462,560	$ 8,426,453	$ 13,414,360
Shares outstanding	1,438,158	749,382	509,925	745,405
Net asset value	$ 9.60	$ 13.96	$ 16.52	$ 18.00
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 364,987,892	$ 409,393,189	$ 280,675,775	$ 134,936,511
Cash	232,714	219,968	79,929	—
Cash pledged for futures contracts	4,014,000	4,316,000	2,478,000	1,200,000
Foreign currency, at value(c)	431,647	494,973	338,950	106,785
Receivables:
Securities lending income — affiliated	5,644	7,334	4,629	2,829
Capital shares sold	805,978	1,153,912	819,874	558,718
Dividends — affiliated	185,057	128,781	59,818	27,347
Variation margin on futures contracts	218,866	261,639	242,399	83,529
Unrealized appreciation on forward foreign currency exchange contracts	365,489	409,685	295,049	132,440
Total assets	371,247,287	416,385,481	284,994,423	137,048,159
LIABILITIES
Collateral on securities loaned	41,919,109	44,546,364	12,856,600	5,044,032
Payables:
Investments purchased	10,951,856	11,402,943	7,142,525	5,057,903
Administration fees	18,690	34,569	15,745	5,716
Capital shares redeemed	502,585	105,550	347,801	34,651
Investment advisory fees	21,785	28,691	21,769	10,043
Trustees’ and Officer’s fees	1,316	1,408	1,215	966
Professional fees	10,753	10,855	10,719	10,590
Service and distribution fees	12,864	24,495	10,543	3,876
Variation margin on futures contracts	179,097	72,786	63,632	—
Unrealized depreciation on forward foreign currency exchange contracts	494,787	569,003	412,283	195,876
Total liabilities	54,112,842	56,796,664	20,882,832	10,363,653
Commitments and contingent liabilities
NET ASSETS	$ 317,134,445	$ 359,588,817	$ 264,111,591	$ 126,684,506
NET ASSETS CONSIST OF
Paid-in capital	$ 273,781,226	$ 297,730,220	$ 225,581,468	$ 110,356,369
Accumulated earnings	43,353,219	61,858,597	38,530,123	16,328,137
NET ASSETS	$ 317,134,445	$ 359,588,817	$ 264,111,591	$ 126,684,506
(a) Investments, at cost—affiliated	$329,960,578	$350,464,959	$250,123,137	$122,625,086
(b) Securities loaned, at value	$41,199,797	$43,830,094	$12,628,727	$4,983,082
(c) Foreign currency, at cost	$429,695	$492,451	$337,325	$106,436
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 7,658,683	$ 21,187,872	$ 8,367,514	$ 7,203,425
Shares outstanding	399,206	860,875	398,944	452,532
Net asset value	$ 19.18	$ 24.61	$ 20.97	$ 15.92
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 38,583,238	$ 98,246,410	$ 34,657,613	$ 9,725,378
Shares outstanding	2,026,980	4,029,807	1,670,828	614,656
Net asset value	$ 19.03	$ 24.38	$ 20.74	$ 15.82
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 1,646,465	$ 1,896,548	$ 1,368,455	$ 92,550
Shares outstanding	89,195	80,325	67,995	5,889
Net asset value	$ 18.46	$ 23.61	$ 20.13	$ 15.72
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 258,479,301	$ 227,520,099	$ 212,050,305	$ 103,990,055
Shares outstanding	13,235,874	9,167,241	9,894,519	6,503,949
Net asset value	$ 19.53	$ 24.82	$ 21.43	$ 15.99
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 10,766,758	$ 10,737,888	$ 7,667,704	$ 5,673,098
Shares outstanding	570,065	445,075	372,134	359,035
Net asset value	$ 18.89	$ 24.13	$ 20.60	$ 15.80
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 62,065,760	$ 4,304,506
Cash	26,858	—
Cash pledged for futures contracts	645,000	29,000
Foreign currency, at value(c)	43,580	6,373
Receivables:
Investments sold	—	70,793
Securities lending income — affiliated	998	85
Capital shares sold	77,683	1,455
Dividends — affiliated	15,697	499
From the Administrator	—	2,300
Variation margin on futures contracts	43,851	1,478
Unrealized appreciation on forward foreign currency exchange contracts	59,171	4,294
Total assets	62,978,598	4,420,783
LIABILITIES
Collateral on securities loaned	1,956,861	6,814
Payables:
Investments purchased	3,405,437	69,045
Administration fees	2,377	—
Capital shares redeemed	63,993	—
Investment advisory fees	4,468	321
Trustees’ and Officer’s fees	1,102	228
Professional fees	10,669	10,750
Service and distribution fees	3,178	146
Unrealized depreciation on forward foreign currency exchange contracts	87,846	6,668
Total liabilities	5,535,931	93,972
Commitments and contingent liabilities
NET ASSETS	$ 57,442,667	$ 4,326,811
NET ASSETS CONSIST OF
Paid-in capital	$ 50,775,908	$ 4,012,245
Accumulated earnings	6,666,759	314,566
NET ASSETS	$ 57,442,667	$ 4,326,811
(a) Investments, at cost—affiliated	$57,123,387	$4,007,916
(b) Securities loaned, at value	$1,935,749	$6,689
(c) Foreign currency, at cost	$43,339	$6,482
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 2,009,510	$ 107,753
Shares outstanding	140,880	10,000
Net asset value	$ 14.26	$ 10.78
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 12,119,694	$ 110,173
Shares outstanding	854,983	10,237
Net asset value	$ 14.18	$ 10.76
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor C
Net assets	$ 870,478	$ 107,220
Shares outstanding	61,930	10,000
Net asset value	$ 14.06	$ 10.72
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 41,806,282	$ 3,894,153
Shares outstanding	2,922,039	360,948
Net asset value	$ 14.31	$ 10.79
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class R
Net assets	$ 636,703	$ 107,512
Shares outstanding	44,927	10,000
Net asset value	$ 14.17	$ 10.75
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$4,744,176	$4,358,532	$3,244,675	$3,481,671
Interest — unaffiliated	66,441	61,090	58,186	80,377
Securities lending income — affiliated — net	4,687	21,727	16,840	36,477
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,261,113	1,750,788	1,485,707	2,407,020
Interest — affiliated	207,872	275,655	241,496	375,924
Expenses	(397,037)	(535,525)	(462,985)	(732,444)
Fees waived	281,117	372,114	328,032	506,652
Total investment income	6,168,369	6,304,381	4,911,951	6,155,677
EXPENSES
Investment advisory	649,901	655,422	494,752	662,958
Administration — class specific	298,948	319,572	136,728	337,926
Service and distribution — class specific	196,059	194,940	80,448	214,771
Professional	6,453	11,472	11,596	11,407
Trustees and Officer	5,077	5,085	4,633	5,089
Miscellaneous	2,532	3,635	2,131	3,638
Total expenses	1,158,970	1,190,126	730,288	1,235,789
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(395,504)	(444,911)	(357,296)	(530,573)
Total expenses after fees waived and/or reimbursed	763,466	745,215	372,992	705,216
Net investment income	5,404,903	5,559,166	4,538,959	5,450,461
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	846,033	(1,547,239)	232,707	1,828,796
Forward foreign currency exchange contracts	169,333	186,318	133,283	172,567
Foreign currency transactions	19,641	57,319	47,022	60,929
Futures contracts	(557,054)	242,298	873,604	2,320,841
Swaps	(238,258)	(231,939)	(158,052)	(224,665)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	1,095,034	1,570,759	1,298,686	2,130,250
	1,334,729	277,516	2,427,250	6,288,718
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	9,895,702	11,400,952	6,998,034	7,760,449
Forward foreign currency exchange contracts	499,582	579,522	427,694	671,949
Foreign currency translations	143,217	8,488	5,441	11,994
Futures contracts	736,383	1,172,409	1,785,052	1,971,911
Swaps	127,144	118,543	75,193	119,518
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	8,980,623	12,324,399	10,115,661	14,881,208
	20,382,651	25,604,313	19,407,075	25,417,029
Net realized and unrealized gain	21,717,380	25,881,829	21,834,325	31,705,747
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,122,283	$31,440,995	$26,373,284	$37,156,208
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$2,083,224	$2,019,609	$1,395,961	$655,338
Interest — unaffiliated	66,703	74,304	51,401	22,298
Securities lending income — affiliated — net	19,921	22,352	11,992	8,594
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,539,540	1,938,837	1,460,590	659,200
Interest — affiliated	250,713	321,001	245,501	111,947
Expenses	(481,939)	(613,967)	(467,162)	(212,172)
Fees waived	339,786	434,873	333,293	152,490
Total investment income	3,817,948	4,197,009	3,031,576	1,397,695
EXPENSES
Investment advisory	406,803	466,696	338,133	155,989
Administration — class specific	117,578	210,735	99,598	42,583
Service and distribution — class specific	75,484	145,703	60,014	21,362
Professional	11,618	11,564	11,599	11,418
Trustees and Officer	4,446	4,613	4,261	3,789
Miscellaneous	1,722	2,135	2,135	727
Total expenses	617,651	841,446	515,740	235,868
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(327,847)	(370,965)	(266,363)	(130,141)
Total expenses after fees waived and/or reimbursed	289,804	470,481	249,377	105,727
Net investment income	3,528,144	3,726,528	2,782,199	1,291,968
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	703,089	1,383,060	1,095,577	669,189
Forward foreign currency exchange contracts	125,756	167,092	142,643	43,201
Foreign currency transactions	39,794	45,653	33,162	11,895
Futures contracts	3,009,064	3,011,538	1,841,371	1,018,576
Swaps	(154,100)	(157,969)	(116,690)	(51,676)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	1,280,064	1,579,879	1,182,131	524,000
	5,003,667	6,029,253	4,178,194	2,215,185
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	5,317,025	5,849,302	4,346,501	2,304,141
Forward foreign currency exchange contracts	383,297	424,374	282,983	77,793
Foreign currency translations	6,471	7,669	5,145	2,228
Futures contracts	1,913,101	3,404,767	2,666,203	1,094,425
Swaps	80,506	80,240	60,462	26,266
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	8,732,456	11,059,672	8,759,187	4,093,315
	16,432,856	20,826,024	16,120,481	7,598,168
Net realized and unrealized gain	21,436,523	26,855,277	20,298,675	9,813,353
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,964,667	$30,581,805	$23,080,874	$11,105,321
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$298,039	$21,080
Interest — unaffiliated	9,923	508
Securities lending income — affiliated — net	3,441	626
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	272,961	27,025
Interest — affiliated	47,719	4,549
Expenses	(89,497)	(8,663)
Fees waived	65,300	6,139
Total investment income	607,886	51,264
EXPENSES
Investment advisory	67,751	5,944
Administration — class specific	25,031	1,262
Service and distribution — class specific	18,053	865
Professional	11,407	11,631
Trustees and Officer	3,629	4,238
Miscellaneous	172	58
Total expenses	126,043	23,998
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(64,512)	(20,521)
Total expenses after fees waived and/or reimbursed	61,531	3,477
Net investment income	546,355	47,787
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	343,077	(12,525)
Forward foreign currency exchange contracts	24,047	(2,479)
Foreign currency transactions	5,059	41
Futures contracts	483,616	15,684
Swaps	(22,516)	—
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	201,006	23,365
	1,034,289	24,086
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,014,415	123,512
Forward foreign currency exchange contracts	30,960	4,576
Foreign currency translations	1,051	380
Futures contracts	524,904	30,212
Swaps	11,510	—
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	1,676,398	161,869
	3,259,238	320,549
Net realized and unrealized gain	4,293,527	344,635
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,839,882	$392,422
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2030 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,404,903	$11,182,045	$5,559,166	$11,310,738
Net realized gain	1,334,729	14,814,630	277,516	23,389,789
Net change in unrealized appreciation (depreciation)	20,382,651	(8,563,836)	25,604,313	(1,568,745)
Net increase in net assets resulting from operations	27,122,283	17,432,839	31,440,995	33,131,782
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(3,607,461)	—	(3,150,094)
Investor A	—	(14,320,640)	—	(9,127,591)
Investor C	—	(170,625)	—	(122,832)
Class K	—	(15,943,071)	—	(14,022,851)
Class R	—	(786,223)	—	(575,186)
Decrease in net assets resulting from distributions to shareholders	—	(34,828,020)	—	(26,998,554)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,868,103	227,564,342	55,935,096	111,643,760
NET ASSETS
Total increase in net assets	42,990,386	210,169,161	87,376,091	117,776,988
Beginning of period	422,710,424	212,541,263	394,920,895	277,143,907
End of period	$465,700,810	$422,710,424	$482,296,986	$394,920,895

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2035 Fund		BlackRock LifePath® Dynamic 2040 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,538,959	$7,163,766	$5,450,461	$9,033,914
Net realized gain	2,427,250	15,715,309	6,288,718	31,941,787
Net change in unrealized appreciation (depreciation)	19,407,075	752,443	25,417,029	2,942,358
Net increase in net assets resulting from operations	26,373,284	23,631,518	37,156,208	43,918,059
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(746,994)	—	(4,966,645)
Investor A	—	(2,228,222)	—	(16,207,378)
Investor C	—	(235,790)	—	(251,932)
Class K	—	(16,145,033)	—	(19,814,930)
Class R	—	(518,842)	—	(943,168)
Decrease in net assets resulting from distributions to shareholders	—	(19,874,881)	—	(42,184,053)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	66,440,458	130,155,941	50,942,163	129,490,624
NET ASSETS
Total increase in net assets	92,813,742	133,912,578	88,098,371	131,224,630
Beginning of period	289,428,867	155,516,289	406,928,608	275,703,978
End of period	$382,242,609	$289,428,867	$495,026,979	$406,928,608

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2045 Fund		BlackRock LifePath® Dynamic 2050 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,528,144	$4,912,804	$3,726,528	$5,221,649
Net realized gain	5,003,667	18,020,719	6,029,253	23,940,049
Net change in unrealized appreciation (depreciation)	16,432,856	2,847,716	20,826,024	3,020,198
Net increase in net assets resulting from operations	24,964,667	25,781,239	30,581,805	32,181,896
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(582,214)	—	(2,124,259)
Investor A	—	(2,717,250)	—	(9,620,666)
Investor C	—	(132,144)	—	(204,604)
Class K	—	(16,601,297)	—	(16,721,620)
Class R	—	(846,680)	—	(846,942)
Decrease in net assets resulting from distributions to shareholders	—	(20,879,585)	—	(29,518,091)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,753,614	100,800,170	50,290,273	114,481,816
NET ASSETS
Total increase in net assets	80,718,281	105,701,824	80,872,078	117,145,621
Beginning of period	236,416,164	130,714,340	278,716,739	161,571,118
End of period	$317,134,445	$236,416,164	$359,588,817	$278,716,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2055 Fund		BlackRock LifePath® Dynamic 2060 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,782,199	$3,603,610	$1,291,968	$1,421,642
Net realized gain	4,178,194	14,903,802	2,215,185	4,773,805
Net change in unrealized appreciation (depreciation)	16,120,481	3,045,614	7,598,168	1,595,562
Net increase in net assets resulting from operations	23,080,874	21,553,026	11,105,321	7,791,009
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(576,032)	—	(325,057)
Investor A	—	(2,037,263)	—	(337,110)
Investor C	—	(96,322)	—	(5,897)
Class K	—	(12,313,668)	—	(4,143,679)
Class R	—	(465,334)	—	(179,012)
Decrease in net assets resulting from distributions to shareholders	—	(15,488,619)	—	(4,990,755)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	45,531,738	92,453,447	34,196,220	49,696,273
NET ASSETS
Total increase in net assets	68,612,612	98,517,854	45,301,541	52,496,527
Beginning of period	195,498,979	96,981,125	81,382,965	28,886,438
End of period	$264,111,591	$195,498,979	$126,684,506	$81,382,965

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2065 Fund		BlackRock LifePath® Dynamic 2070 Fund
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$546,355	$617,607	$47,787	$32,921
Net realized gain (loss)	1,034,289	1,896,992	24,086	(69,212)
Net change in unrealized appreciation (depreciation)	3,259,238	420,550	320,549	(17,231)
Net increase (decrease) in net assets resulting from operations	4,839,882	2,935,149	392,422	(53,522)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	—	(100,578)	—	(559)
Investor A	—	(561,288)	—	(492)
Investor C	—	(56,598)	—	(291)
Class K	—	(1,618,832)	—	(22,553)
Class R	—	(41,613)	—	(439)
Decrease in net assets resulting from distributions to shareholders	—	(2,378,909)	—	(24,334)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,016,906	20,814,996	12,245	4,000,000
NET ASSETS
Total increase in net assets	23,856,788	21,371,236	404,667	3,922,144
Beginning of period	33,585,879	12,214,643	3,922,144	—
End of period	$57,442,667	$33,585,879	$4,326,811	$3,922,144

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.24	$9.49	$9.17	$10.89	$11.68	$11.04
Net investment income(a)	0.11	0.36	0.33	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.47	0.42	0.78	(1.81)	0.63	1.20
Net increase (decrease) from investment operations	0.58	0.78	1.11	(1.61)	0.79	1.39
Distributions(b)
From net investment income	—	(0.46)	(0.36)	(0.01)	(0.43)	(0.22)
From net realized gain	—	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	—	(0.06)	—	—
Total distributions	—	(1.03)	(0.79)	(0.11)	(1.58)	(0.75)
Net asset value, end of period	$9.82	$9.24	$9.49	$9.17	$10.89	$11.68
Total Return(c)
Based on net asset value	6.28%(d)	8.40%	12.27%	(14.85)%	6.88%	12.82%
Ratios to Average Net Assets(e)
Total expenses	0.65%(f)	0.71%(g)	0.70%	0.72%	0.77%	0.73%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.44%(g)	0.46%	0.51%	0.55%	0.56%
Net investment income	2.42%(f)	3.77%	3.40%	2.03%	1.34%	1.68%
Supplemental Data
Net assets, end of period (000)	$36,358	$36,706	$34,048	$36,438	$49,943	$59,201
Portfolio turnover rate	17%(h)	23%(h)	53%(h)	7%(h)	2%(h)	43%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.65% and 0.39%,respectively.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$7.38	$7.78	$7.65	$9.12	$10.03	$9.58
Net investment income(a)	0.08	0.28	0.25	0.14	0.11	0.13
Net realized and unrealized gain (loss)	0.37	0.34	0.66	(1.51)	0.54	1.05
Net increase (decrease) from investment operations	0.45	0.62	0.91	(1.37)	0.65	1.18
Distributions(b)
From net investment income	—	(0.45)	(0.35)	(0.01)	(0.40)	(0.20)
From net realized gain	—	(0.57)	(0.43)	(0.04)	(1.16)	(0.53)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(1.02)	(0.78)	(0.10)	(1.56)	(0.73)
Net asset value, end of period	$7.83	$7.38	$7.78	$7.65	$9.12	$10.03
Total Return(c)
Based on net asset value	6.10%(d)	8.12%	12.00%	(15.08)%	6.61%	12.56%
Ratios to Average Net Assets(e)
Total expenses	0.90%(f)	0.96%(g)	0.95%	0.97%	1.02%	0.98%
Total expenses after fees waived and/or reimbursed	0.72%(f)	0.69%(g)	0.71%	0.76%	0.80%	0.81%
Net investment income	2.18%(f)	3.53%	3.15%	1.77%	1.09%	1.40%
Supplemental Data
Net assets, end of period (000)	$125,266	$120,783	$111,979	$116,173	$164,481	$190,948
Portfolio turnover rate	17%(h)	23%(h)	53%(h)	7%(h)	2%(h)	43%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.90% and 0.64%,respectively.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.97	$9.25	$8.95	$10.69	$11.50	$10.87
Net investment income(a)	0.06	0.28	0.22	0.10	0.04	0.06
Net realized and unrealized gain (loss)	0.46	0.39	0.78	(1.78)	0.63	1.20
Net increase (decrease) from investment operations	0.52	0.67	1.00	(1.68)	0.67	1.26
Distributions(b)
From net investment income	—	(0.38)	(0.27)	—	(0.33)	(0.10)
From net realized gain	—	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	—	(0.95)	(0.70)	(0.06)	(1.48)	(0.63)
Net asset value, end of period	$9.49	$8.97	$9.25	$8.95	$10.69	$11.50
Total Return(c)
Based on net asset value	5.80%(d)	7.33%	11.22%	(15.75)%	5.83%	11.72%
Ratios to Average Net Assets(e)
Total expenses	1.65%(f)	1.71%(g)	1.70%	1.72%	1.77%	1.73%
Total expenses after fees waived and/or reimbursed	1.47%(f)	1.46%(g)	1.46%	1.51%	1.55%	1.57%
Net investment income	1.44%(f)	2.97%	2.35%	1.02%	0.35%	0.55%
Supplemental Data
Net assets, end of period (000)	$2,474	$2,575	$1,330	$1,585	$2,249	$2,303
Portfolio turnover rate	17%(h)	23%(h)	53%(h)	7%(h)	2%(h)	43%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.65% and 1.40%,respectively.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.20	$9.45	$9.13	$10.83	$11.63	$10.99
Net investment income(a)	0.12	0.42	0.36	0.21	0.19	0.21
Net realized and unrealized gain (loss)	0.46	0.39	0.78	(1.79)	0.63	1.21
Net increase (decrease) from investment operations	0.58	0.81	1.14	(1.58)	0.82	1.42
Distributions(b)
From net investment income	—	(0.49)	(0.39)	(0.02)	(0.47)	(0.25)
From net realized gain	—	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	—	(0.06)	—	—
Total distributions	—	(1.06)	(0.82)	(0.12)	(1.62)	(0.78)
Net asset value, end of period	$9.78	$9.20	$9.45	$9.13	$10.83	$11.63
Total Return(c)
Based on net asset value	6.30%(d)	8.71%	12.61%	(14.64)%	7.11%	13.17%
Ratios to Average Net Assets(e)
Total expenses	0.40%(f)	0.45%(g)	0.45%	0.47%	0.52%	0.50%
Total expenses after fees waived and/or reimbursed	0.22%(f)	0.21%(g)	0.21%	0.26%	0.30%	0.32%
Net investment income	2.69%(f)	4.38%	3.78%	2.17%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000)	$287,791	$250,200	$59,644	$43,138	$78,916	$74,809
Portfolio turnover rate	17%(h)	23%(h)	53%(h)	7%(h)	2%(h)	43%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.16%,respectively.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.06	$9.32	$9.02	$10.74	$11.54	$10.91
Net investment income(a)	0.09	0.34	0.28	0.16	0.11	0.14
Net realized and unrealized gain (loss)	0.45	0.39	0.77	(1.79)	0.62	1.19
Net increase (decrease) from investment operations	0.54	0.73	1.05	(1.63)	0.73	1.33
Distributions(b)
From net investment income	—	(0.42)	(0.32)	—	(0.38)	(0.17)
From net realized gain	—	(0.57)	(0.43)	(0.04)	(1.15)	(0.53)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.99)	(0.75)	(0.09)	(1.53)	(0.70)
Net asset value, end of period	$9.60	$9.06	$9.32	$9.02	$10.74	$11.54
Total Return(c)
Based on net asset value	5.96%(d)	8.00%	11.76%	(15.25)%	6.41%	12.41%
Ratios to Average Net Assets(e)
Total expenses	1.10%(f)	1.16%(g)	1.15%	1.17%	1.22%	1.19%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.91%(g)	0.91%	0.95%	1.00%	1.01%
Net investment income	1.96%(f)	3.58%	2.99%	1.66%	0.91%	1.29%
Supplemental Data
Net assets, end of period (000)	$13,811	$12,446	$5,540	$5,292	$6,183	$6,360
Portfolio turnover rate	17%(h)	23%(h)	53%(h)	7%(h)	2%(h)	43%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.10% and 0.85%,respectively.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.38	$13.00	$11.64	$14.10	$14.80	$13.65
Net investment income(a)	0.17	0.44	0.39	0.23	0.19	0.20
Net realized and unrealized gain (loss)	0.77	0.90	1.38	(2.46)	1.48	1.52
Net increase (decrease) from investment operations	0.94	1.34	1.77	(2.23)	1.67	1.72
Distributions(b)
From net investment income	—	(0.70)	(0.41)	(0.10)	(0.75)	(0.23)
From net realized gain	—	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.96)	(0.41)	(0.23)	(2.37)	(0.57)
Net asset value, end of period	$14.32	$13.38	$13.00	$11.64	$14.10	$14.80
Total Return(c)
Based on net asset value	7.03%(d)	10.28%	15.38%	(15.83)%	11.46%	13.05%
Ratios to Average Net Assets(e)
Total expenses	0.67%(f)	0.68%	0.71%	0.74%	0.79%	0.75%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.46%	0.46%	0.49%	0.53%	0.54%
Net investment income	2.49%(f)	3.19%	3.16%	1.88%	1.25%	1.51%
Supplemental Data
Net assets, end of period (000)	$51,502	$46,932	$45,102	$40,746	$55,606	$58,905
Portfolio turnover rate	21%(g)	21%(g)	33%(g)	11%(g)	5%(g)	38%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.51	$12.20	$10.96	$13.30	$14.09	$13.02
Net investment income(a)	0.14	0.38	0.33	0.19	0.15	0.16
Net realized and unrealized gain (loss)	0.72	0.85	1.29	(2.31)	1.40	1.45
Net increase (decrease) from investment operations	0.86	1.23	1.62	(2.12)	1.55	1.61
Distributions(b)
From net investment income	—	(0.66)	(0.38)	(0.09)	(0.72)	(0.20)
From net realized gain	—	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.92)	(0.38)	(0.22)	(2.34)	(0.54)
Net asset value, end of period	$13.37	$12.51	$12.20	$10.96	$13.30	$14.09
Total Return(c)
Based on net asset value	6.87%(d)	10.11%	14.97%	(15.98)%	11.13%	12.79%
Ratios to Average Net Assets(e)
Total expenses	0.92%(f)	0.93%	0.96%	0.99%	1.04%	1.00%
Total expenses after fees waived and/or reimbursed	0.72%(f)	0.71%	0.71%	0.74%	0.78%	0.79%
Net investment income	2.25%(f)	2.94%	2.88%	1.64%	1.00%	1.24%
Supplemental Data
Net assets, end of period (000)	$134,125	$130,356	$132,514	$133,740	$172,296	$183,497
Portfolio turnover rate	21%(g)	21%(g)	33%(g)	11%(g)	5%(g)	38%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.89	$12.55	$11.26	$13.71	$14.47	$13.34
Net investment income(a)	0.10	0.29	0.25	0.11	0.04	0.06
Net realized and unrealized gain (loss)	0.74	0.87	1.33	(2.38)	1.43	1.50
Net increase (decrease) from investment operations	0.84	1.16	1.58	(2.27)	1.47	1.56
Distributions(b)
From net investment income	—	(0.56)	(0.29)	(0.05)	(0.61)	(0.09)
From net realized gain	—	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.82)	(0.29)	(0.18)	(2.23)	(0.43)
Net asset value, end of period	$13.73	$12.89	$12.55	$11.26	$13.71	$14.47
Total Return(c)
Based on net asset value	6.52%(d)	9.27%	14.10%	(16.62)%	10.29%	12.00%
Ratios to Average Net Assets(e)
Total expenses	1.67%(f)	1.68%	1.71%	1.74%	1.79%	1.76%
Total expenses after fees waived and/or reimbursed	1.47%(f)	1.46%	1.46%	1.49%	1.53%	1.55%
Net investment income	1.51%(f)	2.20%	2.07%	0.91%	0.23%	0.44%
Supplemental Data
Net assets, end of period (000)	$2,123	$2,006	$1,972	$2,359	$2,698	$2,925
Portfolio turnover rate	21%(g)	21%(g)	33%(g)	11%(g)	5%(g)	38%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.35	$12.97	$11.62	$14.06	$14.77	$13.62
Net investment income(a)	0.18	0.49	0.43	0.25	0.24	0.23
Net realized and unrealized gain (loss)	0.78	0.88	1.36	(2.44)	1.46	1.52
Net increase (decrease) from investment operations	0.96	1.37	1.79	(2.19)	1.70	1.75
Distributions(b)
From net investment income	—	(0.73)	(0.44)	(0.12)	(0.79)	(0.26)
From net realized gain	—	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.99)	(0.44)	(0.25)	(2.41)	(0.60)
Net asset value, end of period	$14.31	$13.35	$12.97	$11.62	$14.06	$14.77
Total Return(c)
Based on net asset value	7.19%(d)	10.58%	15.61%	(15.63)%	11.70%	13.36%
Ratios to Average Net Assets(e)
Total expenses	0.42%(f)	0.43%	0.46%	0.49%	0.54%	0.51%
Total expenses after fees waived and/or reimbursed	0.22%(f)	0.22%	0.21%	0.24%	0.28%	0.30%
Net investment income	2.73%(f)	3.55%	3.46%	2.08%	1.54%	1.73%
Supplemental Data
Net assets, end of period (000)	$284,085	$206,809	$90,777	$70,367	$100,750	$77,510
Portfolio turnover rate	21%(g)	21%(g)	33%(g)	11%(g)	5%(g)	38%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.07	$12.73	$11.41	$13.86	$14.59	$13.46
Net investment income(a)	0.13	0.38	0.33	0.18	0.13	0.14
Net realized and unrealized gain (loss)	0.76	0.86	1.35	(2.42)	1.45	1.50
Net increase (decrease) from investment operations	0.89	1.24	1.68	(2.24)	1.58	1.64
Distributions(b)
From net investment income	—	(0.64)	(0.36)	(0.08)	(0.69)	(0.17)
From net realized gain	—	(0.26)	—	(0.06)	(1.62)	(0.34)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(0.90)	(0.36)	(0.21)	(2.31)	(0.51)
Net asset value, end of period	$13.96	$13.07	$12.73	$11.41	$13.86	$14.59
Total Return(c)
Based on net asset value	6.81%(d)	9.78%	14.85%	(16.21)%	10.93%	12.58%
Ratios to Average Net Assets(e)
Total expenses	1.12%(f)	1.13%	1.16%	1.19%	1.24%	1.20%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.91%	0.91%	0.94%	0.98%	0.99%
Net investment income	2.05%(f)	2.78%	2.75%	1.50%	0.84%	1.10%
Supplemental Data
Net assets, end of period (000)	$10,463	$8,819	$6,778	$5,157	$5,389	$4,434
Portfolio turnover rate	21%(g)	21%(g)	33%(g)	11%(g)	5%(g)	38%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.57	$14.97	$13.19	$16.13	$15.92	$14.34
Net investment income(a)	0.20	0.47	0.43	0.25	0.20	0.22
Net realized and unrealized gain (loss)	0.97	1.30	1.83	(2.91)	1.97	1.71
Net increase (decrease) from investment operations	1.17	1.77	2.26	(2.66)	2.17	1.93
Distributions(b)
From net investment income	—	(0.70)	(0.48)	(0.10)	(0.85)	(0.23)
From net realized gain	—	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.17)	(0.48)	(0.28)	(1.96)	(0.35)
Net asset value, end of period	$16.74	$15.57	$14.97	$13.19	$16.13	$15.92
Total Return(c)
Based on net asset value	7.51%(d)	11.78%	17.25%	(16.56)%	13.76%	13.82%
Ratios to Average Net Assets(e)
Total expenses	0.68%(f)	0.69%	0.73%	0.76%	0.82%	0.80%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.48%	0.48%	0.48%	0.52%	0.54%
Net investment income	2.58%(f)	2.96%	3.04%	1.80%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000)	$12,465	$10,726	$13,914	$10,486	$12,898	$11,677
Portfolio turnover rate	16%(g)	17%(g)	19%(g)	14%(g)	3%(g)	29%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.45	$14.87	$13.10	$16.05	$15.85	$14.27
Net investment income(a)	0.18	0.44	0.39	0.22	0.16	0.16
Net realized and unrealized gain (loss)	0.97	1.27	1.82	(2.91)	1.96	1.73
Net increase (decrease) from investment operations	1.15	1.71	2.21	(2.69)	2.12	1.89
Distributions(b)
From net investment income	—	(0.66)	(0.44)	(0.08)	(0.81)	(0.19)
From net realized gain	—	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.13)	(0.44)	(0.26)	(1.92)	(0.31)
Net asset value, end of period	$16.60	$15.45	$14.87	$13.10	$16.05	$15.85
Total Return(c)
Based on net asset value	7.44%(d)	11.47%	17.00%	(16.79)%	13.46%	13.55%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.94%	0.99%	1.01%	1.07%	1.03%
Total expenses after fees waived and/or reimbursed	0.72%(f)	0.73%	0.73%	0.73%	0.77%	0.79%
Net investment income	2.34%(f)	2.75%	2.77%	1.57%	0.93%	1.18%
Supplemental Data
Net assets, end of period (000)	$40,470	$32,354	$30,565	$24,670	$26,304	$28,189
Portfolio turnover rate	16%(g)	17%(g)	19%(g)	14%(g)	3%(g)	29%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.10	$14.58	$12.85	$15.80	$15.67	$14.11
Net investment income(a)	0.12	0.32	0.27	0.11	0.03	0.06
Net realized and unrealized gain (loss)	0.94	1.24	1.79	(2.85)	1.93	1.70
Net increase (decrease) from investment operations	1.06	1.56	2.06	(2.74)	1.96	1.76
Distributions(b)
From net investment income	—	(0.57)	(0.33)	(0.03)	(0.72)	(0.08)
From net realized gain	—	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.04)	(0.33)	(0.21)	(1.83)	(0.20)
Net asset value, end of period	$16.16	$15.10	$14.58	$12.85	$15.80	$15.67
Total Return(c)
Based on net asset value	7.02%(d)	10.69%	16.12%	(17.38)%	12.56%	12.68%
Ratios to Average Net Assets(e)
Total expenses	1.68%(f)	1.69%	1.74%	1.76%	1.82%	1.79%
Total expenses after fees waived and/or reimbursed	1.47%(f)	1.48%	1.49%	1.48%	1.52%	1.55%
Net investment income	1.60%(f)	2.03%	1.95%	0.80%	0.20%	0.42%
Supplemental Data
Net assets, end of period (000)	$3,082	$3,628	$2,768	$3,066	$3,637	$3,123
Portfolio turnover rate	16%(g)	17%(g)	19%(g)	14%(g)	3%(g)	29%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.87	$15.24	$13.42	$16.38	$16.15	$14.53
Net investment income(a)	0.23	0.54	0.48	0.28	0.25	0.25
Net realized and unrealized gain (loss)	0.99	1.30	1.85	(2.94)	1.99	1.74
Net increase (decrease) from investment operations	1.22	1.84	2.33	(2.66)	2.24	1.99
Distributions(b)
From net investment income	—	(0.74)	(0.51)	(0.12)	(0.90)	(0.25)
From net realized gain	—	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.21)	(0.51)	(0.30)	(2.01)	(0.37)
Net asset value, end of period	$17.09	$15.87	$15.24	$13.42	$16.38	$16.15
Total Return(c)
Based on net asset value	7.69%(d)	12.06%	17.53%	(16.32)%	13.96%	14.14%
Ratios to Average Net Assets(e)
Total expenses	0.43%(f)	0.44%	0.48%	0.51%	0.57%	0.54%
Total expenses after fees waived and/or reimbursed	0.22%(f)	0.23%	0.23%	0.23%	0.27%	0.30%
Net investment income	2.84%(f)	3.31%	3.32%	1.97%	1.47%	1.77%
Supplemental Data
Net assets, end of period (000)	$317,800	$234,968	$102,494	$68,520	$95,154	$67,968
Portfolio turnover rate	16%(g)	17%(g)	19%(g)	14%(g)	3%(g)	29%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$15.40	$14.83	$13.08	$16.03	$15.85	$14.26
Net investment income(a)	0.17	0.41	0.36	0.19	0.13	0.13
Net realized and unrealized gain (loss)	0.95	1.27	1.81	(2.89)	1.95	1.73
Net increase (decrease) from investment operations	1.12	1.68	2.17	(2.70)	2.08	1.86
Distributions(b)
From net investment income	—	(0.64)	(0.42)	(0.07)	(0.79)	(0.15)
From net realized gain	—	(0.47)	—	(0.09)	(1.11)	(0.12)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.11)	(0.42)	(0.25)	(1.90)	(0.27)
Net asset value, end of period	$16.52	$15.40	$14.83	$13.08	$16.03	$15.85
Total Return(c)
Based on net asset value	7.27%(d)	11.31%	16.69%	(16.91)%	13.19%	13.33%
Ratios to Average Net Assets(e)
Total expenses	1.13%(f)	1.14%	1.18%	1.21%	1.27%	1.21%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.93%	0.93%	0.93%	0.97%	0.99%
Net investment income	2.14%(f)	2.57%	2.60%	1.40%	0.77%	0.91%
Supplemental Data
Net assets, end of period (000)	$8,426	$7,753	$5,775	$4,143	$3,687	$2,620
Portfolio turnover rate	16%(g)	17%(g)	19%(g)	14%(g)	3%(g)	29%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.07	$16.61	$14.63	$18.02	$18.74	$17.22
Net investment income(a)	0.21	0.45	0.44	0.26	0.23	0.23
Net realized and unrealized gain (loss)	1.20	1.88	2.34	(3.33)	2.73	2.09
Net increase (decrease) from investment operations	1.41	2.33	2.78	(3.07)	2.96	2.32
Distributions(b)
From net investment income	—	(0.80)	(0.56)	(0.13)	(1.29)	(0.24)
From net realized gain	—	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.87)	(0.80)	(0.32)	(3.68)	(0.80)
Net asset value, end of period	$18.48	$17.07	$16.61	$14.63	$18.02	$18.74
Total Return(c)
Based on net asset value	8.26%(d)	14.00%	19.15%	(17.09)%	16.04%	13.98%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.71%	0.75%	0.76%	0.81%	0.77%
Total expenses after fees waived and/or reimbursed	0.46%(f)	0.48%	0.49%	0.47%	0.52%	0.53%
Net investment income	2.42%(f)	2.54%	2.81%	1.67%	1.13%	1.41%
Supplemental Data
Net assets, end of period (000)	$53,250	$49,329	$48,906	$41,098	$54,509	$59,328
Portfolio turnover rate	18%(g)	19%(g)	11%(g)	13%(g)	6%(g)	39%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.36	$14.25	$12.65	$15.66	$16.71	$15.44
Net investment income(a)	0.16	0.35	0.35	0.19	0.16	0.17
Net realized and unrealized gain (loss)	1.01	1.60	2.02	(2.89)	2.45	1.87
Net increase (decrease) from investment operations	1.17	1.95	2.37	(2.70)	2.61	2.04
Distributions(b)
From net investment income	—	(0.77)	(0.53)	(0.13)	(1.26)	(0.21)
From net realized gain	—	(1.07)	(0.24)	(0.11)	(2.40)	(0.56)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.84)	(0.77)	(0.31)	(3.66)	(0.77)
Net asset value, end of period	$15.53	$14.36	$14.25	$12.65	$15.66	$16.71
Total Return(c)
Based on net asset value	8.15%(d)	13.63%	18.90%	(17.32)%	15.84%	13.72%
Ratios to Average Net Assets(e)
Total expenses	0.95%(f)	0.96%	1.00%	1.01%	1.06%	1.02%
Total expenses after fees waived and/or reimbursed	0.71%(f)	0.73%	0.74%	0.72%	0.77%	0.78%
Net investment income	2.17%(f)	2.29%	2.54%	1.43%	0.89%	1.14%
Supplemental Data
Net assets, end of period (000)	$148,443	$138,167	$134,232	$121,680	$153,955	$157,613
Portfolio turnover rate	18%(g)	19%(g)	11%(g)	13%(g)	6%(g)	39%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$16.44	$16.06	$14.17	$17.56	$18.38	$16.89
Net investment income(a)	0.12	0.27	0.28	0.11	0.03	0.05
Net realized and unrealized gain (loss)	1.14	1.80	2.26	(3.25)	2.69	2.06
Net increase (decrease) from investment operations	1.26	2.07	2.54	(3.14)	2.72	2.11
Distributions(b)
From net investment income	—	(0.62)	(0.41)	(0.06)	(1.15)	(0.06)
From net realized gain	—	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.69)	(0.65)	(0.25)	(3.54)	(0.62)
Net asset value, end of period	$17.70	$16.44	$16.06	$14.17	$17.56	$18.38
Total Return(c)
Based on net asset value	7.66%(d)	12.86%	18.00%	(17.94)%	14.97%	12.80%
Ratios to Average Net Assets(e)
Total expenses	1.70%(f)	1.71%	1.75%	1.76%	1.81%	1.77%
Total expenses after fees waived and/or reimbursed	1.46%(f)	1.48%	1.49%	1.47%	1.52%	1.55%
Net investment income	1.42%(f)	1.54%	1.82%	0.71%	0.15%	0.32%
Supplemental Data
Net assets, end of period (000)	$2,785	$2,619	$2,625	$2,210	$2,486	$2,325
Portfolio turnover rate	18%(g)	19%(g)	11%(g)	13%(g)	6%(g)	39%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.25	$16.78	$14.76	$18.16	$18.85	$17.32
Net investment income(a)	0.23	0.52	0.49	0.29	0.29	0.26
Net realized and unrealized gain (loss)	1.22	1.87	2.37	(3.35)	2.75	2.11
Net increase (decrease) from investment operations	1.45	2.39	2.86	(3.06)	3.04	2.37
Distributions(b)
From net investment income	—	(0.85)	(0.60)	(0.15)	(1.34)	(0.28)
From net realized gain	—	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.92)	(0.84)	(0.34)	(3.73)	(0.84)
Net asset value, end of period	$18.70	$17.25	$16.78	$14.76	$18.16	$18.85
Total Return(c)
Based on net asset value	8.41%(d)	14.20%	19.55%	(16.90)%	16.38%	14.23%
Ratios to Average Net Assets(e)
Total expenses	0.45%(f)	0.46%	0.50%	0.51%	0.56%	0.53%
Total expenses after fees waived and/or reimbursed	0.21%(f)	0.23%	0.24%	0.22%	0.27%	0.29%
Net investment income	2.68%(f)	2.87%	3.10%	1.87%	1.44%	1.58%
Supplemental Data
Net assets, end of period (000)	$277,134	$207,157	$83,738	$60,687	$85,150	$57,407
Portfolio turnover rate	18%(g)	19%(g)	11%(g)	13%(g)	6%(g)	39%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$16.66	$16.28	$14.35	$17.73	$18.51	$17.02
Net investment income(a)	0.17	0.38	0.37	0.19	0.14	0.16
Net realized and unrealized gain (loss)	1.17	1.81	2.29	(3.28)	2.70	2.06
Net increase (decrease) from investment operations	1.34	2.19	2.66	(3.09)	2.84	2.22
Distributions(b)
From net investment income	—	(0.74)	(0.49)	(0.10)	(1.23)	(0.17)
From net realized gain	—	(1.07)	(0.24)	(0.11)	(2.39)	(0.56)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.81)	(0.73)	(0.29)	(3.62)	(0.73)
Net asset value, end of period	$18.00	$16.66	$16.28	$14.35	$17.73	$18.51
Total Return(c)
Based on net asset value	8.04%(d)	13.44%	18.68%	(17.48)%	15.55%	13.45%
Ratios to Average Net Assets(e)
Total expenses	1.15%(f)	1.16%	1.20%	1.21%	1.26%	1.21%
Total expenses after fees waived and/or reimbursed	0.91%(f)	0.93%	0.94%	0.92%	0.97%	0.98%
Net investment income	1.97%(f)	2.15%	2.39%	1.28%	0.72%	0.96%
Supplemental Data
Net assets, end of period (000)	$13,414	$9,657	$6,203	$4,880	$4,977	$3,946
Portfolio turnover rate	18%(g)	19%(g)	11%(g)	13%(g)	6%(g)	39%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.64	$16.76	$14.31	$17.81	$17.06	$15.31
Net investment income(a)	0.22	0.44	0.43	0.23	0.20	0.21
Net realized and unrealized gain (loss)	1.32	2.17	2.55	(3.36)	2.79	1.91
Net increase (decrease) from investment operations	1.54	2.61	2.98	(3.13)	2.99	2.12
Distributions(b)
From net investment income	—	(0.79)	(0.53)	(0.13)	(1.16)	(0.22)
From net realized gain	—	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.73)	(0.53)	(0.37)	(2.24)	(0.37)
Net asset value, end of period	$19.18	$17.64	$16.76	$14.31	$17.81	$17.06
Total Return(c)
Based on net asset value	8.73%(d)	15.51%	20.98%	(17.68)%	17.61%	14.31%
Ratios to Average Net Assets(e)
Total expenses	0.71%(f)	0.73%	0.77%	0.78%	0.84%	0.82%
Total expenses after fees waived and/or reimbursed	0.47%(f)	0.50%	0.50%	0.47%	0.51%	0.53%
Net investment income	2.43%(f)	2.41%	2.78%	1.49%	1.07%	1.43%
Supplemental Data
Net assets, end of period (000)	$7,659	$6,394	$9,509	$6,317	$8,641	$7,491
Portfolio turnover rate	26%(g)	15%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.53	$16.68	$14.24	$17.75	$17.02	$15.27
Net investment income(a)	0.19	0.40	0.39	0.19	0.16	0.16
Net realized and unrealized gain (loss)	1.31	2.16	2.54	(3.35)	2.77	1.92
Net increase (decrease) from investment operations	1.50	2.56	2.93	(3.16)	2.93	2.08
Distributions(b)
From net investment income	—	(0.77)	(0.49)	(0.12)	(1.12)	(0.18)
From net realized gain	—	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.71)	(0.49)	(0.35)	(2.20)	(0.33)
Net asset value, end of period	$19.03	$17.53	$16.68	$14.24	$17.75	$17.02
Total Return(c)
Based on net asset value	8.56%(d)	15.25%	20.72%	(17.89)%	17.33%	14.03%
Ratios to Average Net Assets(e)
Total expenses	0.96%(f)	0.97%	1.02%	1.03%	1.09%	1.05%
Total expenses after fees waived and/or reimbursed	0.72%(f)	0.75%	0.76%	0.72%	0.76%	0.79%
Net investment income	2.19%(f)	2.21%	2.51%	1.23%	0.84%	1.12%
Supplemental Data
Net assets, end of period (000)	$38,583	$30,894	$25,035	$17,896	$21,856	$17,996
Portfolio turnover rate	26%(g)	15%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.06	$16.27	$13.90	$17.42	$16.78	$15.04
Net investment income(a)	0.12	0.26	0.26	0.07	0.02	0.04
Net realized and unrealized gain (loss)	1.28	2.09	2.48	(3.28)	2.72	1.90
Net increase (decrease) from investment operations	1.40	2.35	2.74	(3.21)	2.74	1.94
Distributions(b)
From net investment income	—	(0.62)	(0.37)	(0.08)	(1.02)	(0.05)
From net realized gain	—	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.56)	(0.37)	(0.31)	(2.10)	(0.20)
Net asset value, end of period	$18.46	$17.06	$16.27	$13.90	$17.42	$16.78
Total Return(c)
Based on net asset value	8.21%(d)	14.38%	19.81%	(18.51)%	16.40%	13.16%
Ratios to Average Net Assets(e)
Total expenses	1.71%(f)	1.72%	1.78%	1.78%	1.84%	1.81%
Total expenses after fees waived and/or reimbursed	1.47%(f)	1.50%	1.51%	1.47%	1.51%	1.55%
Net investment income	1.42%(f)	1.46%	1.70%	0.47%	0.08%	0.29%
Supplemental Data
Net assets, end of period (000)	$1,646	$1,554	$1,358	$1,284	$1,392	$1,129
Portfolio turnover rate	26%(g)	15%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.94	$17.02	$14.53	$18.05	$17.25	$15.48
Net investment income(a)	0.24	0.51	0.48	0.26	0.26	0.26
Net realized and unrealized gain (loss)	1.35	2.20	2.57	(3.39)	2.81	1.91
Net increase (decrease) from investment operations	1.59	2.71	3.05	(3.13)	3.07	2.17
Distributions(b)
From net investment income	—	(0.85)	(0.56)	(0.15)	(1.19)	(0.25)
From net realized gain	—	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(1.79)	(0.56)	(0.39)	(2.27)	(0.40)
Net asset value, end of period	$19.53	$17.94	$17.02	$14.53	$18.05	$17.25
Total Return(c)
Based on net asset value	8.86%(d)	15.85%	21.22%	(17.44)%	17.93%	14.54%
Ratios to Average Net Assets(e)
Total expenses	0.46%(f)	0.47%	0.52%	0.53%	0.59%	0.57%
Total expenses after fees waived and/or reimbursed	0.22%(f)	0.25%	0.26%	0.22%	0.26%	0.29%
Net investment income	2.71%(f)	2.73%	3.02%	1.68%	1.35%	1.73%
Supplemental Data
Net assets, end of period (000)	$258,479	$187,920	$87,416	$60,100	$82,853	$56,683
Portfolio turnover rate	26%(g)	15%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$17.41	$16.58	$14.17	$17.68	$16.97	$15.23
Net investment income(a)	0.17	0.36	0.36	0.17	0.12	0.13
Net realized and unrealized gain (loss)	1.31	2.14	2.51	(3.34)	2.77	1.90
Net increase (decrease) from investment operations	1.48	2.50	2.87	(3.17)	2.89	2.03
Distributions(b)
From net investment income	—	(0.73)	(0.46)	(0.11)	(1.10)	(0.14)
From net realized gain	—	(0.94)	—	(0.15)	(1.08)	(0.15)
Return of capital	—	—	—	(0.08)	—	—
Total distributions	—	(1.67)	(0.46)	(0.34)	(2.18)	(0.29)
Net asset value, end of period	$18.89	$17.41	$16.58	$14.17	$17.68	$16.97
Total Return(c)
Based on net asset value	8.50%(d)	15.03%	20.43%	(18.03)%	17.10%	13.73%
Ratios to Average Net Assets(e)
Total expenses	1.16%(f)	1.17%	1.22%	1.23%	1.29%	1.24%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.95%	0.95%	0.92%	0.96%	0.99%
Net investment income	1.99%(f)	2.01%	2.35%	1.17%	0.64%	0.87%
Supplemental Data
Net assets, end of period (000)	$10,767	$9,654	$7,396	$4,108	$2,989	$2,454
Portfolio turnover rate	26%(g)	15%(g)	2%(g)	16%(g)	— %(g)(h)	26%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)	Rounds to less than 1%.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.50	$21.61	$18.25	$22.99	$22.78	$20.39
Net investment income(a)	0.26	0.53	0.52	0.28	0.26	0.24
Net realized and unrealized gain (loss)	1.85	3.04	3.47	(4.56)	3.83	2.67
Net increase (decrease) from investment operations	2.11	3.57	3.99	(4.28)	4.09	2.91
Distributions(b)
From net investment income	—	(1.11)	(0.63)	(0.20)	(1.69)	(0.26)
From net realized gain	—	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(2.68)	(0.63)	(0.46)	(3.88)	(0.52)
Net asset value, end of period	$24.61	$22.50	$21.61	$18.25	$22.99	$22.78
Total Return(c)
Based on net asset value	9.38%(d)	16.46%	22.02%	(18.71)%	18.15%	14.80%
Ratios to Average Net Assets(e)
Total expenses	0.72%(f)	0.73%	0.78%	0.78%	0.84%	0.79%
Total expenses after fees waived and/or reimbursed	0.48%(f)	0.49%	0.50%	0.49%	0.54%	0.54%
Net investment income	2.33%(f)	2.26%	2.60%	1.45%	1.04%	1.24%
Supplemental Data
Net assets, end of period (000)	$21,188	$19,712	$20,535	$15,423	$21,290	$19,215
Portfolio turnover rate	27%(g)	12%(g)	7%(g)	16%(g)	1%(g)	31%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.31	$21.46	$18.13	$22.87	$22.69	$20.31
Net investment income(a)	0.23	0.48	0.46	0.24	0.19	0.19
Net realized and unrealized gain (loss)	1.84	3.00	3.45	(4.54)	3.82	2.66
Net increase (decrease) from investment operations	2.07	3.48	3.91	(4.30)	4.01	2.85
Distributions(b)
From net investment income	—	(1.06)	(0.58)	(0.18)	(1.64)	(0.21)
From net realized gain	—	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(2.63)	(0.58)	(0.44)	(3.83)	(0.47)
Net asset value, end of period	$24.38	$22.31	$21.46	$18.13	$22.87	$22.69
Total Return(c)
Based on net asset value	9.28%(d)	16.14%	21.69%	(18.90)%	17.88%	14.50%
Ratios to Average Net Assets(e)
Total expenses	0.97%(f)	0.98%	1.03%	1.03%	1.09%	1.04%
Total expenses after fees waived and/or reimbursed	0.73%(f)	0.74%	0.75%	0.75%	0.79%	0.79%
Net investment income	2.07%(f)	2.03%	2.32%	1.22%	0.78%	0.96%
Supplemental Data
Net assets, end of period (000)	$98,246	$88,951	$75,362	$64,526	$77,982	$73,608
Portfolio turnover rate	27%(g)	12%(g)	7%(g)	16%(g)	1%(g)	31%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$21.69	$20.93	$17.70	$22.42	$22.36	$20.02
Net investment income(a)	0.13	0.29	0.30	0.09	0.01	0.04
Net realized and unrealized gain (loss)	1.79	2.93	3.37	(4.44)	3.75	2.62
Net increase (decrease) from investment operations	1.92	3.22	3.67	(4.35)	3.76	2.66
Distributions(b)
From net investment income	—	(0.89)	(0.44)	(0.11)	(1.51)	(0.06)
From net realized gain	—	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(2.46)	(0.44)	(0.37)	(3.70)	(0.32)
Net asset value, end of period	$23.61	$21.69	$20.93	$17.70	$22.42	$22.36
Total Return(c)
Based on net asset value	8.85%(d)	15.31%	20.78%	(19.50)%	17.00%	13.60%
Ratios to Average Net Assets(e)
Total expenses	1.72%(f)	1.73%	1.78%	1.78%	1.84%	1.80%
Total expenses after fees waived and/or reimbursed	1.48%(f)	1.49%	1.50%	1.50%	1.54%	1.55%
Net investment income	1.20%(f)	1.28%	1.57%	0.47%	0.05%	0.19%
Supplemental Data
Net assets, end of period (000)	$1,897	$1,981	$1,812	$1,690	$2,002	$1,477
Portfolio turnover rate	27%(g)	12%(g)	7%(g)	16%(g)	1%(g)	31%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.66	$21.75	$18.37	$23.10	$22.86	$20.46
Net investment income(a)	0.30	0.61	0.57	0.32	0.33	0.29
Net realized and unrealized gain (loss)	1.86	3.05	3.49	(4.56)	3.83	2.68
Net increase (decrease) from investment operations	2.16	3.66	4.06	(4.24)	4.16	2.97
Distributions(b)
From net investment income	—	(1.18)	(0.68)	(0.23)	(1.73)	(0.31)
From net realized gain	—	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(2.75)	(0.68)	(0.49)	(3.92)	(0.57)
Net asset value, end of period	$24.82	$22.66	$21.75	$18.37	$23.10	$22.86
Total Return(c)
Based on net asset value	9.53%(d)	16.74%	22.28%	(18.47)%	18.45%	15.07%
Ratios to Average Net Assets(e)
Total expenses	0.47%(f)	0.48%	0.53%	0.53%	0.59%	0.55%
Total expenses after fees waived and/or reimbursed	0.23%(f)	0.24%	0.25%	0.24%	0.29%	0.30%
Net investment income	2.59%(f)	2.57%	2.86%	1.62%	1.34%	1.47%
Supplemental Data
Net assets, end of period (000)	$227,520	$159,941	$59,474	$42,971	$66,065	$35,574
Portfolio turnover rate	27%(g)	12%(g)	7%(g)	16%(g)	1%(g)	31%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$22.10	$21.30	$18.01	$22.74	$22.59	$20.23
Net investment income(a)	0.21	0.44	0.42	0.21	0.15	0.15
Net realized and unrealized gain (loss)	1.82	2.97	3.42	(4.52)	3.80	2.64
Net increase (decrease) from investment operations	2.03	3.41	3.84	(4.31)	3.95	2.79
Distributions(b)
From net investment income	—	(1.04)	(0.55)	(0.16)	(1.61)	(0.17)
From net realized gain	—	(1.57)	—	(0.17)	(2.19)	(0.26)
Return of capital	—	—	—	(0.09)	—	—
Total distributions	—	(2.61)	(0.55)	(0.42)	(3.80)	(0.43)
Net asset value, end of period	$24.13	$22.10	$21.30	$18.01	$22.74	$22.59
Total Return(c)
Based on net asset value	9.19%(d)	15.93%	21.41%	(19.05)%	17.65%	14.23%
Ratios to Average Net Assets(e)
Total expenses	1.17%(f)	1.18%	1.23%	1.23%	1.29%	1.24%
Total expenses after fees waived and/or reimbursed	0.93%(f)	0.94%	0.95%	0.94%	0.99%	1.00%
Net investment income	1.86%(f)	1.86%	2.14%	1.10%	0.60%	0.77%
Supplemental Data
Net assets, end of period (000)	$10,738	$8,132	$4,388	$3,302	$3,149	$2,647
Portfolio turnover rate	27%(g)	12%(g)	7%(g)	16%(g)	1%(g)	31%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$19.11	$17.76	$14.99	$18.90	$17.94	$15.90
Net investment income(a)	0.22	0.44	0.43	0.22	0.20	0.20
Net realized and unrealized gain (loss)	1.64	2.60	2.87	(3.75)	3.07	2.18
Net increase (decrease) from investment operations	1.86	3.04	3.30	(3.53)	3.27	2.38
Distributions(b)
From net investment income	—	(0.79)	(0.53)	(0.14)	(1.24)	(0.21)
From net realized gain	—	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.69)	(0.53)	(0.38)	(2.31)	(0.34)
Net asset value, end of period	$20.97	$19.11	$17.76	$14.99	$18.90	$17.94
Total Return(c)
Based on net asset value	9.73%(d)	16.97%	22.18%	(18.75)%	18.43%	15.47%
Ratios to Average Net Assets(e)
Total expenses	0.72%(f)	0.75%	0.80%	0.79%	0.87%	0.85%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.51%	0.51%	0.50%	0.54%	0.54%
Net investment income	2.30%(f)	2.28%	2.64%	1.40%	0.99%	1.30%
Supplemental Data
Net assets, end of period (000)	$8,368	$7,105	$9,062	$6,014	$7,814	$6,308
Portfolio turnover rate	25%(g)	9%(g)	3%(g)	27%(g)	2%(g)	23%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.93	$17.61	$14.88	$18.78	$17.85	$15.82
Net investment income(a)	0.20	0.40	0.38	0.18	0.15	0.16
Net realized and unrealized gain (loss)	1.61	2.58	2.84	(3.72)	3.06	2.17
Net increase (decrease) from investment operations	1.81	2.98	3.22	(3.54)	3.21	2.33
Distributions(b)
From net investment income	—	(0.76)	(0.49)	(0.12)	(1.21)	(0.17)
From net realized gain	—	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.66)	(0.49)	(0.36)	(2.28)	(0.30)
Net asset value, end of period	$20.74	$18.93	$17.61	$14.88	$18.78	$17.85
Total Return(c)
Based on net asset value	9.56%(d)	16.76%	21.77%	(18.90)%	18.13%	15.17%
Ratios to Average Net Assets(e)
Total expenses	0.97%(f)	0.99%	1.06%	1.04%	1.12%	1.09%
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.76%	0.77%	0.75%	0.79%	0.80%
Net investment income	2.07%(f)	2.05%	2.35%	1.15%	0.75%	1.05%
Supplemental Data
Net assets, end of period (000)	$34,658	$25,709	$18,754	$14,873	$17,422	$15,871
Portfolio turnover rate	25%(g)	9%(g)	3%(g)	27%(g)	2%(g)	23%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.43	$17.20	$14.53	$18.42	$17.59	$15.58
Net investment income(a)	0.12	0.24	0.24	0.07	(0.00)(b)	0.04
Net realized and unrealized gain (loss)	1.58	2.50	2.79	(3.66)	3.00	2.15
Net increase (decrease) from investment operations	1.70	2.74	3.03	(3.59)	3.00	2.19
Distributions(c)
From net investment income	—	(0.61)	(0.36)	(0.06)	(1.10)	(0.05)
From net realized gain	—	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.51)	(0.36)	(0.30)	(2.17)	(0.18)
Net asset value, end of period	$20.13	$18.43	$17.20	$14.53	$18.42	$17.59
Total Return(d)
Based on net asset value	9.22%(e)	15.82%	20.94%	(19.53)%	17.19%	14.32%
Ratios to Average Net Assets(f)
Total expenses	1.72%(g)	1.74%	1.83%	1.79%	1.87%	1.84%
Total expenses after fees waived and/or reimbursed	1.49%(g)	1.51%	1.54%	1.50%	1.54%	1.56%
Net investment income	1.26%(g)	1.29%	1.54%	0.45%	(0.00)%	0.27%
Supplemental Data
Net assets, end of period (000)	$1,368	$1,268	$1,099	$1,341	$1,340	$1,071
Portfolio turnover rate	25%(h)	9%(h)	3%(h)	27%(h)	2%(h)	23%(i)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$19.51	$18.09	$15.27	$19.21	$18.19	$16.12
Net investment income(a)	0.25	0.51	0.49	0.25	0.26	0.25
Net realized and unrealized gain (loss)	1.67	2.66	2.90	(3.79)	3.11	2.20
Net increase (decrease) from investment operations	1.92	3.17	3.39	(3.54)	3.37	2.45
Distributions(b)
From net investment income	—	(0.85)	(0.57)	(0.16)	(1.28)	(0.25)
From net realized gain	—	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.75)	(0.57)	(0.40)	(2.35)	(0.38)
Net asset value, end of period	$21.43	$19.51	$18.09	$15.27	$19.21	$18.19
Total Return(c)
Based on net asset value	9.84%(d)	17.36%	22.38%	(18.49)%	18.72%	15.69%
Ratios to Average Net Assets(e)
Total expenses	0.47%(f)	0.49%	0.54%	0.54%	0.62%	0.60%
Total expenses after fees waived and/or reimbursed	0.24%(f)	0.26%	0.25%	0.25%	0.29%	0.30%
Net investment income	2.57%(f)	2.56%	2.91%	1.57%	1.28%	1.58%
Supplemental Data
Net assets, end of period (000)	$212,050	$155,499	$64,423	$37,439	$53,041	$30,189
Portfolio turnover rate	25%(g)	9%(g)	3%(g)	27%(g)	2%(g)	23%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$18.82	$17.53	$14.81	$18.72	$17.82	$15.78
Net investment income(a)	0.18	0.36	0.35	0.16	0.12	0.13
Net realized and unrealized gain (loss)	1.60	2.56	2.83	(3.72)	3.03	2.17
Net increase (decrease) from investment operations	1.78	2.92	3.18	(3.56)	3.15	2.30
Distributions(b)
From net investment income	—	(0.73)	(0.46)	(0.11)	(1.18)	(0.13)
From net realized gain	—	(0.90)	—	(0.17)	(1.07)	(0.13)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	—	(1.63)	(0.46)	(0.35)	(2.25)	(0.26)
Net asset value, end of period	$20.60	$18.82	$17.53	$14.81	$18.72	$17.82
Total Return(c)
Based on net asset value	9.46%(d)	16.50%	21.60%	(19.09)%	17.83%	14.96%
Ratios to Average Net Assets(e)
Total expenses	1.17%(f)	1.19%	1.25%	1.24%	1.32%	1.28%
Total expenses after fees waived and/or reimbursed	0.94%(f)	0.96%	0.96%	0.95%	0.99%	1.00%
Net investment income	1.86%(f)	1.85%	2.17%	1.05%	0.59%	0.85%
Supplemental Data
Net assets, end of period (000)	$7,668	$5,918	$3,643	$2,464	$2,204	$1,306
Portfolio turnover rate	25%(g)	9%(g)	3%(g)	27%(g)	2%(g)	23%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.50	$13.20	$11.11	$13.93	$12.85	$11.47
Net investment income(a)	0.17	0.36	0.33	0.18	0.16	0.16
Net realized and unrealized gain (loss)	1.25	1.91	2.13	(2.77)	2.17	1.44
Net increase (decrease) from investment operations	1.42	2.27	2.46	(2.59)	2.33	1.60
Distributions(b)
From net investment income	—	(0.48)	(0.37)	(0.09)	(0.73)	(0.17)
From net realized gain	—	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.97)	(0.37)	(0.23)	(1.25)	(0.22)
Net asset value, end of period	$15.92	$14.50	$13.20	$11.11	$13.93	$12.85
Total Return(c)
Based on net asset value	9.79%(d)	17.07%	22.30%	(18.64)%	18.14%	14.34%
Ratios to Average Net Assets(e)
Total expenses	0.74%(f)	0.78%	0.86%	0.91%	1.05%	1.12%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.51%	0.49%	0.49%	0.52%	0.52%
Net investment income	2.31%(f)	2.43%	2.70%	1.54%	1.09%	1.40%
Supplemental Data
Net assets, end of period (000)	$7,203	$5,183	$3,573	$1,596	$1,314	$1,197
Portfolio turnover rate	25%(g)	12%(g)	3%(g)	37%(g)	5%(g)	18%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.43	$13.15	$11.07	$13.91	$12.84	$11.46
Net investment income(a)	0.15	0.32	0.29	0.15	0.12	0.12
Net realized and unrealized gain (loss)	1.24	1.91	2.13	(2.77)	2.17	1.45
Net increase (decrease) from investment operations	1.39	2.23	2.42	(2.62)	2.29	1.57
Distributions(b)
From net investment income	—	(0.46)	(0.34)	(0.08)	(0.70)	(0.14)
From net realized gain	—	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.95)	(0.34)	(0.22)	(1.22)	(0.19)
Net asset value, end of period	$15.82	$14.43	$13.15	$11.07	$13.91	$12.84
Total Return(c)
Based on net asset value	9.63%(d)	16.82%	21.99%	(18.88)%	17.87%	14.03%
Ratios to Average Net Assets(e)
Total expenses	0.99%(f)	1.02%	1.14%	1.15%	1.30%	1.36%
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.76%	0.76%	0.74%	0.77%	0.80%
Net investment income	2.06%(f)	2.20%	2.39%	1.31%	0.84%	1.14%
Supplemental Data
Net assets, end of period (000)	$9,725	$6,100	$2,529	$1,562	$1,054	$580
Portfolio turnover rate	25%(g)	12%(g)	3%(g)	37%(g)	5%(g)	18%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.38	$13.05	$10.99	$13.86	$12.83	$11.45
Net investment income(a)	0.10	0.20	0.20	0.06	0.02	0.04
Net realized and unrealized gain (loss)	1.24	1.89	2.11	(2.75)	2.16	1.45
Net increase (decrease) from investment operations	1.34	2.09	2.31	(2.69)	2.18	1.49
Distributions(b)
From net investment income	—	(0.27)	(0.25)	(0.04)	(0.63)	(0.06)
From net realized gain	—	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.76)	(0.25)	(0.18)	(1.15)	(0.11)
Net asset value, end of period	$15.72	$14.38	$13.05	$10.99	$13.86	$12.83
Total Return(c)
Based on net asset value	9.32%(d)	15.90%	21.09%	(19.48)%	16.98%	13.16%
Ratios to Average Net Assets(e)
Total expenses	1.74%(f)	1.79%	1.90%	1.90%	2.05%	2.11%
Total expenses after fees waived and/or reimbursed	1.49%(f)	1.52%	1.52%	1.49%	1.51%	1.55%
Net investment income	1.32%(f)	1.40%	1.66%	0.51%	0.11%	0.38%
Supplemental Data
Net assets, end of period (000)	$93	$110	$153	$100	$96	$45
Portfolio turnover rate	25%(g)	12%(g)	3%(g)	37%(g)	5%(g)	18%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.54	$13.23	$11.13	$13.95	$12.87	$11.48
Net investment income(a)	0.19	0.40	0.36	0.18	0.19	0.18
Net realized and unrealized gain (loss)	1.26	1.92	2.14	(2.75)	2.17	1.45
Net increase (decrease) from investment operations	1.45	2.32	2.50	(2.57)	2.36	1.63
Distributions(b)
From net investment income	—	(0.52)	(0.40)	(0.11)	(0.76)	(0.19)
From net realized gain	—	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(1.01)	(0.40)	(0.25)	(1.28)	(0.24)
Net asset value, end of period	$15.99	$14.54	$13.23	$11.13	$13.95	$12.87
Total Return(c)
Based on net asset value	9.97%(d)	17.36%	22.62%	(18.51)%	18.43%	14.62%
Ratios to Average Net Assets(e)
Total expenses	0.49%(f)	0.52%	0.63%	0.65%	0.80%	0.87%
Total expenses after fees waived and/or reimbursed	0.24%(f)	0.26%	0.26%	0.24%	0.27%	0.29%
Net investment income	2.57%(f)	2.69%	2.92%	1.56%	1.34%	1.62%
Supplemental Data
Net assets, end of period (000)	$103,990	$66,912	$20,630	$11,524	$17,030	$8,747
Portfolio turnover rate	25%(g)	12%(g)	3%(g)	37%(g)	5%(g)	18%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.42	$13.14	$11.06	$13.91	$12.85	$11.46
Net investment income(a)	0.13	0.29	0.27	0.14	0.09	0.10
Net realized and unrealized gain (loss)	1.25	1.90	2.13	(2.78)	2.17	1.45
Net increase (decrease) from investment operations	1.38	2.19	2.40	(2.64)	2.26	1.55
Distributions(b)
From net investment income	—	(0.42)	(0.32)	(0.07)	(0.68)	(0.11)
From net realized gain	—	(0.49)	—	(0.09)	(0.52)	(0.05)
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.91)	(0.32)	(0.21)	(1.20)	(0.16)
Net asset value, end of period	$15.80	$14.42	$13.14	$11.06	$13.91	$12.85
Total Return(c)
Based on net asset value	9.57%(d)	16.51%	21.79%	(19.04)%	17.63%	13.84%
Ratios to Average Net Assets(e)
Total expenses	1.19%(f)	1.22%	1.34%	1.36%	1.50%	1.56%
Total expenses after fees waived and/or reimbursed	0.93%(f)	0.96%	0.96%	0.94%	0.97%	0.98%
Net investment income	1.86%(f)	1.98%	2.19%	1.19%	0.66%	0.89%
Supplemental Data
Net assets, end of period (000)	$5,673	$3,077	$2,001	$1,247	$817	$359
Portfolio turnover rate	25%(g)	12%(g)	3%(g)	37%(g)	5%(g)	18%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.99	$12.01	$10.07	$12.67	$11.74	$10.47
Net investment income(a)	0.15	0.35	0.29	0.16	0.14	0.13
Net realized and unrealized gain (loss)	1.12	1.65	1.95	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	1.27	2.00	2.24	(2.34)	2.16	1.43
Distributions(b)
From net investment income	—	(0.45)	(0.30)	(0.11)	(0.78)	(0.16)
From net realized gain	—	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(1.02)	(0.30)	(0.26)	(1.23)	(0.16)
Net asset value, end of period	$14.26	$12.99	$12.01	$10.07	$12.67	$11.74
Total Return(c)
Based on net asset value	9.78%(d)	16.50%	22.39%	(18.55)%	18.43%	13.99%
Ratios to Average Net Assets(e)
Total expenses	0.76%(f)	0.84%	1.09%	1.20%	1.47%	1.23%
Total expenses after fees waived and/or reimbursed	0.48%(f)	0.51%	0.51%	0.48%	0.53%	0.54%
Net investment income	2.32%(f)	2.64%	2.66%	1.54%	1.09%	1.34%
Supplemental Data
Net assets, end of period (000)	$2,010	$1,365	$1,094	$604	$596	$486
Portfolio turnover rate	28%(g)	12%(g)	4%(g)	26%(g)	8%(g)	45%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.93	$11.97	$10.05	$12.66	$11.74	$10.47
Net investment income(a)	0.13	0.32	0.28	0.14	0.11	0.11
Net realized and unrealized gain (loss)	1.12	1.65	1.92	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	1.25	1.97	2.20	(2.36)	2.13	1.41
Distributions(b)
From net investment income	—	(0.44)	(0.28)	(0.10)	(0.76)	(0.14)
From net realized gain	—	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(1.01)	(0.28)	(0.25)	(1.21)	(0.14)
Net asset value, end of period	$14.18	$12.93	$11.97	$10.05	$12.66	$11.74
Total Return(c)
Based on net asset value	9.67%(d)	16.29%	21.99%	(18.71)%	18.13%	13.70%
Ratios to Average Net Assets(e)
Total expenses	1.01%(f)	1.08%	1.31%	1.44%	1.72%	1.48%
Total expenses after fees waived and/or reimbursed	0.73%(f)	0.76%	0.72%	0.72%	0.78%	0.79%
Net investment income	2.06%(f)	2.41%	2.51%	1.35%	0.85%	1.10%
Supplemental Data
Net assets, end of period (000)	$12,120	$8,266	$2,502	$868	$722	$501
Portfolio turnover rate	28%(g)	12%(g)	4%(g)	26%(g)	8%(g)	45%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.87	$11.90	$9.99	$12.64	$11.74	$10.47
Net investment income(a)	0.08	0.21	0.18	0.06	0.01	0.03
Net realized and unrealized gain (loss)	1.11	1.64	1.92	(2.50)	2.02	1.30
Net increase (decrease) from investment operations	1.19	1.85	2.10	(2.44)	2.03	1.33
Distributions(b)
From net investment income	—	(0.31)	(0.19)	(0.06)	(0.68)	(0.06)
From net realized gain	—	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.88)	(0.19)	(0.21)	(1.13)	(0.06)
Net asset value, end of period	$14.06	$12.87	$11.90	$9.99	$12.64	$11.74
Total Return(c)
Based on net asset value	9.25%(d)	15.46%	21.08%	(19.38)%	17.30%	12.83%
Ratios to Average Net Assets(e)
Total expenses	1.77%(f)	1.84%	2.11%	2.20%	2.47%	2.24%
Total expenses after fees waived and/or reimbursed	1.48%(f)	1.51%	1.52%	1.48%	1.53%	1.55%
Net investment income	1.25%(f)	1.64%	1.61%	0.59%	0.08%	0.33%
Supplemental Data
Net assets, end of period (000)	$870	$849	$774	$553	$528	$470
Portfolio turnover rate	28%(g)	12%(g)	4%(g)	26%(g)	8%(g)	45%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$13.01	$12.03	$10.08	$12.67	$11.74	$10.48
Net investment income(a)	0.17	0.39	0.33	0.18	0.18	0.16
Net realized and unrealized gain (loss)	1.13	1.64	1.95	(2.49)	2.01	1.29
Net increase (decrease) from investment operations	1.30	2.03	2.28	(2.31)	2.19	1.45
Distributions(b)
From net investment income	—	(0.48)	(0.33)	(0.13)	(0.81)	(0.19)
From net realized gain	—	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(1.05)	(0.33)	(0.28)	(1.26)	(0.19)
Net asset value, end of period	$14.31	$13.01	$12.03	$10.08	$12.67	$11.74
Total Return(c)
Based on net asset value	9.99%(d)	16.73%	22.75%	(18.37)%	18.72%	14.15%
Ratios to Average Net Assets(e)
Total expenses	0.51%(f)	0.58%	0.84%	0.95%	1.22%	0.99%
Total expenses after fees waived and/or reimbursed	0.23%(f)	0.26%	0.25%	0.22%	0.28%	0.30%
Net investment income	2.58%(f)	2.91%	2.94%	1.72%	1.35%	1.59%
Supplemental Data
Net assets, end of period (000)	$41,806	$22,536	$7,335	$3,655	$4,242	$2,969
Portfolio turnover rate	28%(g)	12%(g)	4%(g)	26%(g)	8%(g)	45%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.94	$11.96	$10.03	$12.65	$11.74	$10.47
Net investment income(a)	0.12	0.29	0.23	0.11	0.08	0.09
Net realized and unrealized gain (loss)	1.11	1.65	1.95	(2.49)	2.01	1.30
Net increase (decrease) from investment operations	1.23	1.94	2.18	(2.38)	2.09	1.39
Distributions(b)
From net investment income	—	(0.39)	(0.25)	(0.09)	(0.73)	(0.12)
From net realized gain	—	(0.57)	—	(0.10)	(0.45)	—
Return of capital	—	—	—	(0.05)	—	—
Total distributions	—	(0.96)	(0.25)	(0.24)	(1.18)	(0.12)
Net asset value, end of period	$14.17	$12.94	$11.96	$10.03	$12.65	$11.74
Total Return(c)
Based on net asset value	9.51%(d)	16.07%	21.82%	(18.92)%	17.86%	13.47%
Ratios to Average Net Assets(e)
Total expenses	1.22%(f)	1.29%	1.59%	1.65%	1.92%	1.68%
Total expenses after fees waived and/or reimbursed	0.93%(f)	0.96%	0.99%	0.93%	0.98%	0.99%
Net investment income	1.83%(f)	2.19%	2.14%	1.05%	0.63%	0.89%
Supplemental Data
Net assets, end of period (000)	$637	$570	$509	$445	$509	$470
Portfolio turnover rate	28%(g)	12%(g)	4%(g)	26%(g)	8%(g)	45%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)
From January 1, 2020 through March 8, 2020, the rate includes the LifePath Dynamic Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios.
Beginning March 9, 2020, the rate includes the LifePath Dynamic Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund
	Institutional
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.11	0.08
Net realized and unrealized gain (loss)	0.86	(0.21)
Net increase (decrease) from investment operations	0.97	(0.13)
Distributions from net investment income(c)	—	(0.06)
Net asset value, end of period	$10.78	$9.81
Total Return(d)
Based on net asset value	9.89%(e)	(1.35)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.52%(g)	1.40%(g)(h)
Total expenses after fees waived and/or reimbursed	0.49%(g)	0.49%(g)
Net investment income	2.23%(g)	2.88%(g)
Supplemental Data
Net assets, end of period (000)	$108	$98
Portfolio turnover rate	38%(i)	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.80%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor A
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.10	0.07
Net realized and unrealized gain (loss)	0.85	(0.21)
Net increase (decrease) from investment operations	0.95	(0.14)
Distributions from net investment income(c)	—	(0.05)
Net asset value, end of period	$10.76	$9.81
Total Return(d)
Based on net asset value	9.68%(e)	(1.42)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.77%(g)	1.65%(g)(h)
Total expenses after fees waived and/or reimbursed	0.73%(g)	0.75%(g)
Net investment income	1.98%(g)	2.62%(g)
Supplemental Data
Net assets, end of period (000)	$110	$98
Portfolio turnover rate	38%(i)	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.04%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor C
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.06	0.05
Net realized and unrealized gain (loss)	0.85	(0.21)
Net increase (decrease) from investment operations	0.91	(0.16)
Distributions from net investment income(c)	—	(0.03)
Net asset value, end of period	$10.72	$9.81
Total Return(d)
Based on net asset value	9.28%(e)	(1.61)%(e)
Ratios to Average Net Assets(f)
Total expenses	2.52%(g)	2.40%(g)(h)
Total expenses after fees waived and/or reimbursed	1.48%(g)	1.49%(g)
Net investment income	1.23%(g)	1.87%(g)
Supplemental Data
Net assets, end of period (000)	$107	$98
Portfolio turnover rate	38%(i)	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class K
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.12	0.08
Net realized and unrealized gain (loss)	0.86	(0.21)
Net increase (decrease) from investment operations	0.98	(0.13)
Distributions from net investment income(c)	—	(0.06)
Net asset value, end of period	$10.79	$9.81
Total Return(d)
Based on net asset value	9.99%(e)	(1.29)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.27%(g)	1.15%(g)(h)
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%(g)
Net investment income	2.48%(g)	3.13%(g)
Supplemental Data
Net assets, end of period (000)	$3,894	$3,530
Portfolio turnover rate	38%(i)	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.54%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class R
	Six Months Ended 06/30/25 (unaudited)	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$9.81	$10.00
Net investment income(b)	0.09	0.07
Net realized and unrealized gain (loss)	0.85	(0.22)
Net increase (decrease) from investment operations	0.94	(0.15)
Distributions from net investment income(c)	—	(0.04)
Net asset value, end of period	$10.75	$9.81
Total Return(d)
Based on net asset value	9.58%(e)	(1.47)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.97%(g)	1.85%(g)(h)
Total expenses after fees waived and/or reimbursed	0.94%(g)	0.94%(g)
Net investment income	1.77%(g)	2.42%(g)
Supplemental Data
Net assets, end of period (000)	$108	$98
Portfolio turnover rate	38%(i)	10%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.24%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified
BlackRock LifePath® Dynamic 2070 Fund	LifePath Dynamic 2070 Fund	Diversified
As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund, LifePath Dynamic 2065 Fund and LifePath Dynamic 2070 Fund in the Diversified Equity Master Portfolio represented 23.9%, 30.4%, 36.2%, 38.1%, 41.1%, 45.6%, 50.1%, 50.4%, 50.2% and 50.8% respectively, of net assets. As such, financial statements of the Diversified Equity Master Portfolio including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in each of Diversified Equity Master Portfolio and International Tilts Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Diversified Equity Master Portfolio	International Tilts Master Portfolio
LifePath Dynamic Retirement Fund	3.9%	4.8%
LifePath Dynamic 2030 Fund	5.2	6.7
LifePath Dynamic 2035 Fund	4.9	6.6
LifePath Dynamic 2040 Fund	6.7	10.4
LifePath Dynamic 2045 Fund	4.6	6.7
LifePath Dynamic 2050 Fund	5.8	7.5
LifePath Dynamic 2055 Fund	4.7	5.5
LifePath Dynamic 2060 Fund	2.3	2.6
LifePath Dynamic 2065 Fund	1.0	1.2
LifePath Dynamic 2070 Fund	0.1	0.1
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by  BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Prior Year Reorganization: The Board of LifePath Dynamic Retirement Fund (the “Acquiring Fund”) and the Board of BlackRock LifePath Dynamic 2025 Fund (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Acquiring Fund.
Each shareholder of the Target Fund received shares of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s Target Fund shares, as determined at the close of business on October 4, 2024, less the costs of the Target Fund’s reorganization.
The reorganization was accomplished by a tax-free exchange of shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Acquiring Fund’s Share Class	Shares of the Acquiring Fund
Institutional	369,208	1.43611100	Institutional	530,224
Investor A	1,345,193	1.75976130	InvestorA	2,367,219
Investor C	97,996	1.44165983	InvestorC	141,277
Class K	6,467,773	1.42502548	ClassK	9,216,741
Class R	472,930	1.43771300	ClassR	679,938
The Target Fund’s net assets and composition of net assets on October 4, 2024, the valuation date of the reorganization, were as follows:
Target Fund
Net assets	$119,935,918
Paid-in-capital	112,753,638
Accumulated earnings	7,182,280
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $277,080,853. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $397,016,771. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
BlackRock LifePath Dynamic 2025 Fund	$ 109,337,836	$ 97,545,340
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives and strategies and identical investment policies, risks and restrictions. The reorganization was a tax-free event and was effective on October 7, 2024.
Assuming the reorganization had been completed on January 1, 2024, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the year ended December 31, 2024, were as follows:
• Net investment income (loss): $16,812,570
• Net realized and change in unrealized gain/loss on investments: $13,946,482
• Net increase/decrease in net assets resulting from operations: $30,759,052
Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since October 7, 2024.
Reorganization costs incurred by LifePath Dynamic Retirement Fund in connection with the reorganization were expensed by LifePath Dynamic Retirement Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Each Fund records daily its proportionate share of the Diversified Equity Master Portfolio and International Tilts Master Portfolios’ income, expenses and realized and unrealized gains and losses.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic Retirement Fund
Morgan Stanley	$ 794,640	$ (794,640)	$ —	$ —
UBS AG	785,260	(785,260)	—	—
	$ 1,579,900	$ (1,579,900)	$ —	$ —
LifePath Dynamic 2030 Fund
Citigroup Global Markets, Inc.	$ 20,607	$ (20,607)	$ —	$ —
Goldman Sachs & Co. LLC	11,620,790	(11,620,790)	—	—
J.P. Morgan Securities LLC	3,940,122	(3,940,122)	—	—
Morgan Stanley	304,920	(304,920)	—	—
	$ 15,886,439	$ (15,886,439)	$ —	$ —
LifePath Dynamic 2035 Fund
Barclays Bank PLC	$ 4,781,154	$ (4,781,154)	$ —	$ —
Goldman Sachs & Co. LLC	24,732,672	(24,732,672)	—	—
Toronto-Dominion Bank	13,111,079	(13,111,079)	—	—
	$ 42,624,905	$ (42,624,905)	$ —	$ —
LifePath Dynamic 2040 Fund
Citigroup Global Markets, Inc.	$ 16,770	$ (16,770)	$ —	$ —
Goldman Sachs & Co. LLC	44,214,986	(44,214,986)	—	—
J.P. Morgan Securities LLC	2,180,640	(2,180,640)	—	—
	$ 46,412,396	$ (46,412,396)	$ —	$ —
LifePath Dynamic 2045 Fund
Goldman Sachs & Co. LLC	$ 27,991,569	$ (27,991,569)	$ —	$ —
Jefferies LLC	259,921	(259,921)	—	—
RBC Capital Markets LLC	106,260	(106,260)	—	—
Toronto-Dominion Bank	12,842,047	(12,842,047)	—	—
	$ 41,199,797	$ (41,199,797)	$ —	$ —
LifePath Dynamic 2050 Fund
BNP Paribas SA	$ 149,176	$ (149,176)	$ —	$ —
Goldman Sachs & Co. LLC	36,253,678	(36,253,678)	—	—
J.P. Morgan Securities LLC	6,115,160	(6,115,160)	—	—
Morgan Stanley	937,860	(937,860)	—	—
RBC Capital Markets LLC	374,220	(374,220)	—	—
	$ 43,830,094	$ (43,830,094)	$ —	$ —
LifePath Dynamic 2055 Fund
Barclays Bank PLC	$ 395,408	$ (395,408)	$ —	$ —
J.P. Morgan Securities LLC	4,715,660	(4,715,660)	—	—
Jefferies LLC	324,162	(324,162)	—	—
Toronto-Dominion Bank	2,779,389	(2,779,389)	—	—
Wells Fargo Bank N.A.	2,365,182	(2,365,182)	—	—
Wells Fargo Securities LLC	2,048,926	(2,048,926)	—	—
	$ 12,628,727	$ (12,628,727)	$ —	$ —
LifePath Dynamic 2060 Fund
BNP Paribas SA	$ 114,057	$ (114,057)	$ —	$ —
Citigroup Global Markets, Inc.	4,494	(4,494)	—	—
Goldman Sachs & Co. LLC	780	(780)	—	—
J.P. Morgan Securities LLC	175,560	(175,560)	—	—
Jefferies LLC	418,110	(418,110)	—	—
Morgan Stanley	2,176,020	(2,176,020)	—	—
Toronto-Dominion Bank	1,052,874	(1,052,874)	—	—
UBS AG	863,376	(863,376)	—	—
UBS Securities LLC	177,811	(177,811)	—	—
	$ 4,983,082	$ (4,983,082)	$ —	$ —
LifePath Dynamic 2065 Fund
Citigroup Global Markets, Inc.	$ 548	$ (548)	$ —	$ —
Morgan Stanley	1,228,920	(1,228,920)	—	—
UBS AG	706,281	(706,281)	—	—
	$ 1,935,749	$ (1,935,749)	$ —	$ —
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic 2070 Fund
UBS AG	$ 6,689	$ (6,689)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited

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Notes to Financial Statements (unaudited) (continued)

as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$ 151,162	$ 12,110	$ 32,787	$ 196,059
LifePath Dynamic 2030 Fund	160,276	9,832	24,832	194,940
LifePath Dynamic 2035 Fund	43,628	16,483	20,337	80,448
LifePath Dynamic 2040 Fund	172,618	12,965	29,188	214,771
LifePath Dynamic 2045 Fund	42,820	7,803	24,861	75,484
LifePath Dynamic 2050 Fund	111,776	10,312	23,615	145,703
LifePath Dynamic 2055 Fund	36,958	6,640	16,416	60,014
LifePath Dynamic 2060 Fund	9,843	445	11,074	21,362
LifePath Dynamic 2065 Fund	12,393	4,208	1,452	18,053
LifePath Dynamic 2070 Fund	124	493	248	865
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the six months ended June 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$ 52,189	$ 175,348	$ 3,512	$ 52,162	$ 15,737	$ 298,948
LifePath Dynamic 2030 Fund	69,039	185,920	2,851	49,843	11,919	319,572
LifePath Dynamic 2035 Fund	17,257	50,609	4,780	54,320	9,762	136,728
LifePath Dynamic 2040 Fund	71,918	200,236	3,760	48,002	14,010	337,926
LifePath Dynamic 2045 Fund	10,002	49,671	2,263	43,709	11,933	117,578
LifePath Dynamic 2050 Fund	28,662	129,660	2,991	38,087	11,335	210,735
LifePath Dynamic 2055 Fund	10,821	42,872	1,925	36,100	7,880	99,598
LifePath Dynamic 2060 Fund	8,585	11,417	129	17,136	5,316	42,583
LifePath Dynamic 2065 Fund	2,288	14,376	1,220	6,450	697	25,031
LifePath Dynamic 2070 Fund	143	144	143	713	119	1,262
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
Other Fees:  For the six months ended June 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
LifePath Dynamic Retirement Fund	$ 97
LifePath Dynamic 2030 Fund	224
LifePath Dynamic 2035 Fund	969
LifePath Dynamic 2040 Fund	469
LifePath Dynamic 2045 Fund	644
LifePath Dynamic 2050 Fund	399
LifePath Dynamic 2055 Fund	453
LifePath Dynamic 2060 Fund	450
LifePath Dynamic 2065 Fund	718
LifePath Dynamic 2070 Fund	1
For the six months ended June 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor C
LifePath Dynamic 2030 Fund	$ 209
LifePath Dynamic 2035 Fund	296
LifePath Dynamic 2040 Fund	15
LifePath Dynamic 2050 Fund	49
LifePath Dynamic 2055 Fund	79
LifePath Dynamic 2065 Fund	306

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 11,242
LifePath Dynamic 2030 Fund	16,452
LifePath Dynamic 2035 Fund	23,789
LifePath Dynamic 2040 Fund	22,038
LifePath Dynamic 2045 Fund	15,195
LifePath Dynamic 2050 Fund	18,758
LifePath Dynamic 2055 Fund	12,529
LifePath Dynamic 2060 Fund	5,812
LifePath Dynamic 2065 Fund	2,674
LifePath Dynamic 2070 Fund	110
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 372,732
LifePath Dynamic 2030 Fund	411,902
LifePath Dynamic 2035 Fund	317,278
LifePath Dynamic 2040 Fund	492,039
LifePath Dynamic 2045 Fund	296,588
LifePath Dynamic 2050 Fund	336,030
LifePath Dynamic 2055 Fund	237,973
LifePath Dynamic 2060 Fund	109,123
LifePath Dynamic 2065 Fund	46,802
LifePath Dynamic 2070 Fund	4,543
The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2035. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 11,530
LifePath Dynamic 2030 Fund	16,557
LifePath Dynamic 2035 Fund	16,229
LifePath Dynamic 2040 Fund	16,496
LifePath Dynamic 2045 Fund	16,064
LifePath Dynamic 2050 Fund	16,177
LifePath Dynamic 2055 Fund	15,861
LifePath Dynamic 2060 Fund	15,206
LifePath Dynamic 2065 Fund	15,036
LifePath Dynamic 2070 Fund	15,868
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Dynamic Retirement Fund	$ 1,936
LifePath Dynamic 2030 Fund	7,293
LifePath Dynamic 2035 Fund	5,978
LifePath Dynamic 2040 Fund	12,178
LifePath Dynamic 2045 Fund	7,066
LifePath Dynamic 2050 Fund	8,138
LifePath Dynamic 2055 Fund	4,490
LifePath Dynamic 2060 Fund	3,109
LifePath Dynamic 2065 Fund	1,216
LifePath Dynamic 2070 Fund	214
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Dynamic Retirement Fund	$136,179,756	$67,459,850
LifePath Dynamic 2030 Fund	172,189,626	81,707,757
LifePath Dynamic 2035 Fund	192,599,594	43,481,612
LifePath Dynamic 2040 Fund	197,026,978	70,393,128
LifePath Dynamic 2045 Fund	175,990,490	60,026,919
LifePath Dynamic 2050 Fund	181,417,508	72,235,006
LifePath Dynamic 2055 Fund	143,840,068	48,723,572
LifePath Dynamic 2060 Fund	77,864,179	22,210,832
LifePath Dynamic 2065 Fund	39,053,439	10,711,875
LifePath Dynamic 2070 Fund	1,846,237	1,394,850
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses
LifePath Dynamic 2035 Fund	$ —	$ (646,458)
LifePath Dynamic 2040 Fund	—	(692,761)
LifePath Dynamic 2045 Fund	—	(580,711)
LifePath Dynamic 2050 Fund	—	(1,588,352)
LifePath Dynamic 2055 Fund	—	(522,983)
LifePath Dynamic 2060 Fund	—	(187,495)
LifePath Dynamic 2065 Fund	—	(147,589)
LifePath Dynamic 2070 Fund	(244,241)	—
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Dynamic Retirement Fund	$ 398,912,458	$ 80,895,414	$ (17,756,712)	$ 63,138,702
LifePath Dynamic 2030 Fund	459,327,595	60,047,878	(24,521,204)	35,526,674
LifePath Dynamic 2035 Fund	399,745,344	37,810,355	(7,316,158)	30,494,197
LifePath Dynamic 2040 Fund	471,837,544	81,967,724	(10,512,257)	71,455,467
LifePath Dynamic 2045 Fund	334,160,156	36,608,747	(6,009,919)	30,598,828
LifePath Dynamic 2050 Fund	361,808,021	61,032,939	(12,984,023)	48,048,916
LifePath Dynamic 2055 Fund	253,243,211	31,981,567	(4,007,414)	27,974,153
LifePath Dynamic 2060 Fund	123,438,209	12,909,185	(1,161,113)	11,748,072
LifePath Dynamic 2065 Fund	57,471,392	5,217,409	(495,276)	4,722,133
LifePath Dynamic 2070 Fund	3,980,403	337,676	(6,736)	330,940
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest through their investments in the Underlying Funds  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund
Institutional
Shares sold	216,456	$ 2,024,473	253,147	$ 2,439,962
Shares issued in reinvestment of distributions	1	9	380,952	3,606,001
Shares issued in reorganization	—	—	530,224	5,124,707
Shares redeemed	(484,764)	(4,568,737)	(781,202)	(7,532,600)
	(268,307)	$ (2,544,255)	383,121	$ 3,638,070
Investor A
Shares sold and automatic conversion of shares	1,718,130	$ 12,865,899	3,278,228	$ 25,643,474
Shares issued in reinvestment of distributions	1	7	1,877,447	14,308,988
Shares issued in reorganization	—	—	2,367,219	18,406,485
Shares redeemed	(2,086,101)	(15,629,585)	(5,556,771)	(43,538,609)
	(367,970)	$ (2,763,679)	1,966,123	$ 14,820,338
Investor C
Shares sold	11,946	$ 108,911	17,155	$ 161,595
Shares issued in reinvestment of distributions	—	—	18,643	170,626
Shares issued in reorganization	—	—	141,277	1,326,434
Shares redeemed and automatic conversion of shares	(38,085)	(342,543)	(33,805)	(315,440)
	(26,139)	$ (233,632)	143,270	$ 1,343,215
Class K
Shares sold	6,277,992	$ 58,738,428	15,675,438	$ 150,595,110
Shares issued in reinvestment of distributions	1	9	1,697,424	15,943,070
Shares issued in reorganization	—	—	9,216,741	88,633,909
Shares redeemed	(4,062,666)	(37,936,796)	(5,698,038)	(54,767,518)
	2,215,327	$ 20,801,641	20,891,565	$ 200,404,571

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund (continued)
Class R
Shares sold	200,672	$ 1,848,556	121,394	$ 1,145,032
Shares issued in reinvestment of distributions	—	—	85,030	786,222
Shares issued in reorganization	—	—	679,938	6,444,383
Shares redeemed	(136,167)	(1,240,528)	(106,880)	(1,017,489)
	64,505	$ 608,028	779,482	$ 7,358,148
	1,617,416	$ 15,868,103	24,163,561	$ 227,564,342

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund
Institutional
Shares sold	345,168	$ 4,642,144	766,851	$ 10,511,189
Shares issued in reinvestment of distributions	—	—	232,139	3,143,679
Shares redeemed	(256,140)	(3,492,529)	(962,077)	(13,108,926)
	89,028	$ 1,149,615	36,913	$ 545,942
Investor A
Shares sold and automatic conversion of shares	1,132,876	$ 14,442,076	1,863,050	$ 24,094,629
Shares issued in reinvestment of distributions	—	—	720,967	9,127,006
Shares redeemed	(1,522,734)	(19,310,102)	(3,019,523)	(39,275,075)
	(389,858)	$ (4,868,026)	(435,506)	$ (6,053,440)
Investor C
Shares sold	10,375	$ 137,083	17,152	$ 227,630
Shares issued in reinvestment of distributions	—	—	9,419	122,832
Shares redeemed and automatic conversion of shares	(11,360)	(147,737)	(28,052)	(367,832)
	(985)	$ (10,654)	(1,481)	$ (17,370)
Class K
Shares sold	6,339,713	$ 85,486,870	10,842,850	$ 148,191,169
Shares issued in reinvestment of distributions	—	—	1,037,941	14,022,851
Shares redeemed	(1,972,831)	(26,792,596)	(3,391,690)	(46,931,392)
	4,366,882	$ 58,694,274	8,489,101	$ 115,282,628
Class R
Shares sold	174,457	$ 2,294,286	200,618	$ 2,694,649
Shares issued in reinvestment of distributions	—	—	43,462	575,143
Shares redeemed	(99,547)	(1,324,399)	(102,127)	(1,383,792)
	74,910	$ 969,887	141,953	$ 1,886,000
	4,139,977	$ 55,935,096	8,230,980	$ 111,643,760

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund
Institutional
Shares sold	178,698	$ 2,786,836	256,823	$ 4,175,635
Shares issued in reinvestment of distributions	—	—	47,314	746,993
Shares redeemed	(123,186)	(1,980,389)	(544,829)	(8,469,960)
	55,512	$ 806,447	(240,692)	$ (3,547,332)
Investor A
Shares sold and automatic conversion of shares	453,569	$ 7,172,068	369,040	$ 5,869,945
Shares issued in reinvestment of distributions	—	—	142,176	2,228,182
Shares redeemed	(109,110)	(1,720,961)	(473,623)	(7,567,155)
	344,459	$ 5,451,107	37,593	$ 530,972
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund (continued)
Investor C
Shares sold	4,753	$ 73,452	52,422	$ 840,572
Shares issued in reinvestment of distributions	—	—	15,403	235,790
Shares redeemed and automatic conversion of shares	(54,297)	(840,190)	(17,408)	(268,995)
	(49,544)	$ (766,738)	50,417	$ 807,367
Class K
Shares sold	4,839,213	$ 77,671,693	9,329,920	$ 151,327,046
Shares issued in reinvestment of distributions	—	—	1,003,665	16,145,032
Shares redeemed	(1,047,505)	(16,814,456)	(2,254,120)	(36,906,881)
	3,791,708	$ 60,857,237	8,079,465	$ 130,565,197
Class R
Shares sold	118,778	$ 1,829,234	148,051	$ 2,340,647
Shares issued in reinvestment of distributions	—	—	33,220	518,839
Shares redeemed	(112,269)	(1,736,829)	(67,189)	(1,059,749)
	6,509	$ 92,405	114,082	$ 1,799,737
	4,148,644	$ 66,440,458	8,040,865	$ 130,155,941

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund
Institutional
Shares sold	201,485	$ 3,505,991	406,200	$ 7,309,150
Shares issued in reinvestment of distributions	—	—	285,328	4,966,348
Shares redeemed	(209,062)	(3,599,703)	(745,260)	(13,155,173)
	(7,577)	$ (93,712)	(53,732)	$ (879,675)
Investor A
Shares sold and automatic conversion of shares	1,095,647	$ 15,938,810	1,953,108	$ 29,912,234
Shares issued in reinvestment of distributions	—	—	1,102,757	16,205,128
Shares redeemed	(1,154,383)	(16,782,077)	(2,858,390)	(43,753,585)
	(58,736)	$ (843,267)	197,475	$ 2,363,777
Investor C
Shares sold	10,123	$ 169,939	17,162	$ 290,166
Shares issued in reinvestment of distributions	—	—	15,026	251,932
Shares redeemed and automatic conversion of shares	(12,111)	(203,100)	(36,339)	(627,353)
	(1,988)	$ (33,161)	(4,151)	$ (85,255)
Class K
Shares sold	3,588,815	$ 62,666,100	7,680,867	$ 137,000,584
Shares issued in reinvestment of distributions	—	—	1,127,522	19,814,929
Shares redeemed	(773,083)	(13,559,019)	(1,793,619)	(32,192,544)
	2,815,732	$ 49,107,081	7,014,770	$ 124,622,969
Class R
Shares sold	236,110	$ 3,975,079	210,087	$ 3,693,849
Shares issued in reinvestment of distributions	—	—	55,505	943,168
Shares redeemed	(70,179)	(1,169,857)	(67,113)	(1,168,209)
	165,931	$ 2,805,222	198,479	$ 3,468,808
	2,913,362	$ 50,942,163	7,352,841	$ 129,490,624

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2045 Fund
Institutional
Shares sold	80,074	$ 1,423,145	142,894	$ 2,609,597
Shares issued in reinvestment of distributions	—	—	32,371	582,214
Shares redeemed	(43,241)	(782,708)	(380,228)	(6,746,312)
	36,833	$ 640,437	(204,963)	$ (3,554,501)
Investor A
Shares sold and automatic conversion of shares	510,044	$ 9,028,850	600,196	$ 10,984,071
Shares issued in reinvestment of distributions	—	—	152,114	2,717,251
Shares redeemed	(245,720)	(4,349,334)	(490,574)	(8,889,869)
	264,324	$ 4,679,516	261,736	$ 4,811,453
Investor C
Shares sold	4,589	$ 79,895	19,605	$ 351,034
Shares issued in reinvestment of distributions	—	—	7,597	132,144
Shares redeemed and automatic conversion of shares	(6,510)	(108,273)	(19,520)	(356,169)
	(1,921)	$ (28,378)	7,682	$ 127,009
Class K
Shares sold	3,401,467	$ 61,887,114	5,892,906	$ 108,018,744
Shares issued in reinvestment of distributions	—	—	907,991	16,597,701
Shares redeemed	(642,096)	(11,705,496)	(1,459,092)	(27,166,016)
	2,759,371	$ 50,181,618	5,341,805	$ 97,450,429
Class R
Shares sold	117,620	$ 2,050,131	144,555	$ 2,615,030
Shares issued in reinvestment of distributions	—	—	47,719	846,680
Shares redeemed	(102,133)	(1,769,710)	(83,727)	(1,495,930)
	15,487	$ 280,421	108,547	$ 1,965,780
	3,074,094	$ 55,753,614	5,514,807	$ 100,800,170

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund
Institutional
Shares sold	96,126	$ 2,197,221	164,322	$ 3,889,907
Shares issued in reinvestment of distributions	—	—	92,271	2,123,666
Shares redeemed	(111,435)	(2,555,400)	(330,741)	(7,589,978)
	(15,309)	$ (358,179)	(74,148)	$ (1,576,405)
Investor A
Shares sold and automatic conversion of shares	711,400	$ 15,974,977	1,125,659	$ 26,369,436
Shares issued in reinvestment of distributions	—	—	421,432	9,620,072
Shares redeemed	(668,012)	(14,990,963)	(1,072,653)	(24,995,423)
	43,388	$ 984,014	474,438	$ 10,994,085
Investor C
Shares sold	17,256	$ 380,113	17,277	$ 395,086
Shares issued in reinvestment of distributions	—	—	9,217	204,604
Shares redeemed and automatic conversion of shares	(28,240)	(630,258)	(21,738)	(493,042)
	(10,984)	$ (250,145)	4,756	$ 106,648
Class K
Shares sold	2,659,026	$ 60,825,554	4,616,200	$ 108,486,498
Shares issued in reinvestment of distributions	—	—	722,026	16,721,620
Shares redeemed	(550,376)	(12,611,889)	(1,014,477)	(23,969,540)
	2,108,650	$ 48,213,665	4,323,749	$ 101,238,578
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund (continued)
Class R
Shares sold	111,616	$ 2,457,634	146,433	$ 3,378,848
Shares issued in reinvestment of distributions	—	—	37,464	846,943
Shares redeemed	(34,463)	(756,716)	(21,997)	(506,881)
	77,153	$ 1,700,918	161,900	$ 3,718,910
	2,202,898	$ 50,290,273	4,890,695	$ 114,481,816

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund
Institutional
Shares sold	61,629	$ 1,187,222	146,736	$ 2,858,825
Shares issued in reinvestment of distributions	—	—	29,528	576,032
Shares redeemed	(34,404)	(656,013)	(314,905)	(5,897,581)
	27,225	$ 531,209	(138,641)	$ (2,462,724)
Investor A
Shares sold and automatic conversion of shares	491,983	$ 9,474,468	517,736	$ 10,132,434
Shares issued in reinvestment of distributions	—	—	105,457	2,037,263
Shares redeemed	(179,488)	(3,465,164)	(329,744)	(6,421,557)
	312,495	$ 6,009,304	293,449	$ 5,748,140
Investor C
Shares sold	9,470	$ 175,970	12,858	$ 243,063
Shares issued in reinvestment of distributions	—	—	5,121	96,322
Shares redeemed and automatic conversion of shares	(10,269)	(192,952)	(13,106)	(243,542)
	(799)	$ (16,982)	4,873	$ 95,843
Class K
Shares sold	2,580,895	$ 50,945,161	4,673,127	$ 92,207,985
Shares issued in reinvestment of distributions	—	—	618,391	12,310,177
Shares redeemed	(658,086)	(13,024,015)	(880,536)	(17,489,327)
	1,922,809	$ 37,921,146	4,410,982	$ 87,028,835
Class R
Shares sold	92,411	$ 1,719,685	114,411	$ 2,197,525
Shares issued in reinvestment of distributions	—	—	24,057	462,086
Shares redeemed	(34,773)	(632,624)	(31,836)	(616,258)
	57,638	$ 1,087,061	106,632	$ 2,043,353
	2,319,368	$ 45,531,738	4,677,295	$ 92,453,447

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund
Institutional
Shares sold	120,316	$ 1,738,203	177,770	$ 2,601,138
Shares issued in reinvestment of distributions	—	—	21,985	324,924
Shares redeemed	(25,355)	(369,860)	(112,978)	(1,645,248)
	94,961	$ 1,368,343	86,777	$ 1,280,814
Investor A
Shares sold and automatic conversion of shares	295,526	$ 4,298,815	263,707	$ 3,834,137
Shares issued in reinvestment of distributions	—	—	22,906	336,978
Shares redeemed	(103,679)	(1,517,068)	(56,122)	(820,849)
	191,847	$ 2,781,747	230,491	$ 3,350,266

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund (continued)
Investor C
Shares sold	412	$ 6,036	2,052	$ 28,544
Shares issued in reinvestment of distributions	—	—	394	5,766
Shares redeemed and automatic conversion of shares	(2,202)	(33,062)	(6,455)	(94,341)
	(1,790)	$ (27,026)	(4,009)	$ (60,031)
Class K
Shares sold	2,229,591	$ 32,794,965	3,627,062	$ 52,723,667
Shares issued in reinvestment of distributions	—	—	278,690	4,130,989
Shares redeemed	(326,585)	(4,819,880)	(863,859)	(12,579,605)
	1,903,006	$ 27,975,085	3,041,893	$ 44,275,051
Class R
Shares sold	158,507	$ 2,278,131	102,422	$ 1,484,521
Shares issued in reinvestment of distributions	—	—	12,171	178,880
Shares redeemed	(12,816)	(180,060)	(53,553)	(813,228)
	145,691	$ 2,098,071	61,040	$ 850,173
	2,333,715	$ 34,196,220	3,416,192	$ 49,696,273

	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund
Institutional
Shares sold	39,997	$ 515,806	47,667	$ 624,996
Shares issued in reinvestment of distributions	—	—	4,535	60,071
Shares redeemed	(4,225)	(56,126)	(38,198)	(479,851)
	35,772	$ 459,680	14,004	$ 205,216
Investor A
Shares sold and automatic conversion of shares	268,088	$ 3,542,394	439,537	$ 5,835,412
Shares issued in reinvestment of distributions	—	—	39,532	521,255
Shares redeemed	(52,589)	(692,257)	(48,601)	(648,868)
	215,499	$ 2,850,137	430,468	$ 5,707,799
Investor C
Shares sold	4,939	$ 65,551	9,995	$ 126,569
Shares issued in reinvestment of distributions	—	—	1,634	21,430
Shares redeemed and automatic conversion of shares	(8,975)	(115,385)	(10,693)	(133,988)
	(4,036)	$ (49,834)	936	$ 14,011
Class K
Shares sold	1,325,399	$ 17,514,041	1,164,027	$ 15,458,231
Shares issued in reinvestment of distributions	—	—	103,126	1,368,158
Shares redeemed	(135,031)	(1,768,414)	(145,464)	(1,958,353)
	1,190,368	$ 15,745,627	1,121,689	$ 14,868,036
Class R
Shares sold	902	$ 11,825	1,242	$ 16,496
Shares issued in reinvestment of distributions	—	—	267	3,528
Shares redeemed	(40)	(529)	(7)	(90)
	862	$ 11,296	1,502	$ 19,934
	1,438,465	$ 19,016,906	1,568,599	$ 20,814,996
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/25		Period from 09/24/24(a) to 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2070 Fund
Institutional
Shares sold	97	$ 1,000	10,010	$ 100,100
Shares redeemed	(97)	(1,000)	(10)	(100)
	—	$ —	10,000	$ 100,000
Investor A
Shares sold	237	$ 2,490	10,010	$ 100,100
Shares redeemed and automatic conversion of shares	—	—	(10)	(100)
	237	$ 2,490	10,000	$ 100,000
Investor C
Shares sold and automatic conversion of shares	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
Class K
Shares sold	958	$ 9,865	360,010	$ 3,600,100
Shares redeemed	(10)	(110)	(10)	(100)
	948	$ 9,755	360,000	$ 3,600,000
Class R
Shares sold	—	$ —	10,010	$ 100,100
Shares redeemed	—	—	(10)	(100)
	—	$ —	10,000	$ 100,000
	1,185	$ 12,245	400,000	$ 4,000,000

(a)	Commencement of operations.
As of June 30, 2025, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K	Class R
LifePath Dynamic 2045 Fund	2,003	—
LifePath Dynamic 2055 Fund	2,001	2,000
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000
LifePath Dynamic 2070 Fund	10,000	10,000	10,000	360,000	10,000
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
400 Howard Street
San Francisco, CA 94105

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock LifePath Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund”), BlackRock LifePath Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund”), BlackRock LifePath Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund”), BlackRock LifePath Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund”), BlackRock LifePath Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund”), BlackRock LifePath Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund”), BlackRock LifePath Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund”), BlackRock LifePath Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund”) and BlackRock LifePath Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund”) (each, a “Fund” and collectively, the “Funds”) and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to each Fund (the “BIL Sub-Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to each Fund (the “BSL Sub-Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and is shareholders.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Dynamic Retirement Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund and LifePath Dynamic 2065 Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2030 Fund ranked in the first, first and second quartiles, respectively, against its Performance Peers.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that LifePath Dynamic 2065 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Dynamic 2050 Fund’s, LifePath Dynamic 2055 Fund’s and Lifepath Dynamic 2060 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that LifePath Dynamic Retirement Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and total expense ratio ranked third out of four funds and in the first quartile, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Dynamic 2040 Fund’s and LifePath Dynamic 2045 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each LifePath Dynamic 2030 Fund’s and LifePath Dynamic 2035 Fund’s contractual management fee rate ranked in the second quartile and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to each Fund, and (iii) the BSL Sub-Advisory Agreement between the Manager and BSL with respect to each Fund, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: August 25, 2025